UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

High Yield Municipal Income Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2020

Eaton Vance

High Yield Municipal Income Fund

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	–1.04%	2.75%	4.87%	5.88%
Class A with 4.75% Maximum Sales Charge	—	—	–5.76	–2.14	3.87	5.37
Class C at NAV	06/18/1997	08/07/1995	–1.52	1.93	4.08	5.08
Class C with 1% Maximum Sales Charge	—	—	–2.50	0.94	4.08	5.08
Class I at NAV	05/09/2007	08/07/1995	–0.92	3.11	5.13	6.14
Bloomberg Barclays Municipal Bond Index	—	—	1.96%	5.36%	4.12%	4.26%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.89%	1.64%	0.64%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.49%	2.73%	3.74%
Taxable-Equivalent Distribution Rate				5.90	4.61	6.32
SEC 30-day Yield				1.98	1.34	2.32
Taxable-Equivalent SEC 30-day Yield				3.34	2.26	3.91

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						6.13%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$989.60	$4.20	0.85%
Class C	$1,000.00	$984.80	$7.90	1.60%
Class I	$1,000.00	$990.80	$2.97	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.27	0.85%
Class C	$1,000.00	$1,016.90	$8.02	1.60%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 91.8%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$567	$141,797

		$141,797

Education — 3.4%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,359,865

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(3)	925	869,657

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	581,090

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	1,070,918

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	810,593

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	700	782,026

District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	302,599

District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	288,317

District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	409,013

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)	2,100	2,180,997

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	739,958

Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,113,603

Indiana Finance Authority, (KIPP Indianapolis, Inc.), 5.00%, 7/1/40	170	184,785

Indiana Finance Authority, (KIPP Indianapolis, Inc.), 5.00%, 7/1/55	460	491,873

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/35	300	336,390

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,323,240

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,451,400

Michigan State University, 5.00%, 2/15/44	1,000	1,262,150

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,130,440

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(3)	330	336,560

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(3)	205	211,820

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(3)	260	265,411

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(3)	840	908,804

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(3)	$2,510	$2,674,104

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	170	175,923

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	2,045	2,108,722

Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,092,310

Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,086,260

Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,081,070

Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,124,620

University of California, 5.00%, 5/15/38(4)	10,000	11,217,000

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	819,705

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	2,345	2,777,488

		$46,568,711

Electric Utilities — 3.1%

Arkansas River Power Authority, CO, 5.00%, 10/1/31	$1,500	$1,716,255

Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,705,725

Arkansas River Power Authority, CO, 5.00%, 10/1/38	9,325	10,389,729

Arkansas River Power Authority, CO, 5.00%, 10/1/43	2,250	2,461,995

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	17,810,624

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	8,209,050

		$42,293,378

Escrowed / Prerefunded — 4.5%

Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,475,920

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,479,899

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,681,609

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	13,100	13,709,936

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,612,440

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,237,451

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	821,544

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	$1,905	$2,079,460

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/30	800	947,288

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,184,110

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,325	1,408,435

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,514,312

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	198,299

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	152,538

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,144,406

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,776,730

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(4)	10,000	10,253,100

Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	3,855	4,123,694

		$61,801,171

General Obligations — 5.0%

California, 4.00%, 3/1/40	$5,000	$6,158,850

Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	923,221

Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	1,024,080

Chicago Board of Education, IL, 5.00%, 12/1/21	790	813,424

Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,779,031

Chicago Board of Education, IL, 5.00%, 12/1/42	1,820	1,855,053

Chicago Board of Education, IL, 5.00%, 12/1/46	55	56,286

Chicago, IL, 5.00%, 1/1/40	2,000	2,199,340

Detroit, MI, 5.00%, 4/1/30	1,400	1,491,658

Detroit, MI, 5.00%, 4/1/31	865	917,211

Illinois, 4.00%, 6/1/33	4,000	4,149,280

Illinois, 4.00%, 11/1/40	4,000	4,118,040

Illinois, 5.00%, 11/1/30	7,200	8,110,872

Illinois, 5.00%, 5/1/33	9,480	10,784,543

Illinois, 5.00%, 5/1/35	3,500	3,742,340

Illinois, 5.00%, 12/1/42	8,125	8,928,075

Illinois, 5.25%, 7/1/30	2,800	3,011,988

Illinois, 5.50%, 5/1/39	1,085	1,294,492

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.75%, 5/1/45	$1,115	$1,338,223

Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	2,025,722

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	50,012

Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	450	454,779

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,745,560

		$68,972,080

Hospital — 11.5%

Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,478,058

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/40	2,125	2,523,034

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	3,000	3,504,750

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,880

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	594,655

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	536,820

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,126,150

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,790,432

Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,104,220

Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,189,240

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,853,153

Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), (PSF Guaranteed), 4.00%, 9/1/45	1,000	1,114,650

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,492,278

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,732,035

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,723,710

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,785,599

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,886,653

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,631,337

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/50	$1,300	$1,499,303

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	336,678

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	2,850,945

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	4,422,040

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,326,078

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	756,931

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,074,508

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,173,204

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	341,661

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,111,193

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,657,920

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.14%, 11/15/35(5)	9,975	9,975,000

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,245,384

Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,904,814

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	110	123,437

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	6,265	6,563,966

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/41	1,750	1,965,792

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	10,972,200

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,183,620

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,358,540

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,585,503

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,172,000

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,571,745

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	$1,025	$1,206,199

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	14,865	17,622,160

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,081,202

Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	1,213,594

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,201,246

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,281,498

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,817,670

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,821,450

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,835,601

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,769,425

		$159,362,161

Housing — 0.9%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	$750	$761,393

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,259,637

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	3,937,020

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,516,555

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	860,000

Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	2,000,000

		$12,334,605

Industrial Development Revenue — 8.4%

Arkansas Development Finance Authority, (Big River Steel LLC), (AMT), 4.50%, 9/1/49(3)	$4,000	$4,062,480

Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,101	1,105,605

Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,909,769

Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	7,175	7,194,444

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(3)	$795	$851,079

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,310,458

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/15/27	1,750	1,833,563

Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(3)(8)	2,460	2,523,001

Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	7,550	7,932,256

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,070,331

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,778,265

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,330	1,372,946

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,052,750

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	1,500	1,537,395

National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	6,430,278

National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	7,117,046

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	480	468,485

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,488,728

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,487,919

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	2,045	2,128,252

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	1,520	1,724,531

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,400,237

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,527,555

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	1,065,660

Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,954,981

Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,433,800

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	6,290	6,598,210

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)	1,440	1,584,014

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	$1,280	$1,428,979

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	520,325

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,483,099

		$116,376,441

Insured – General Obligations — 1.4%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$538,037

Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,494,712

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	582,405

Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,156,640

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,618,706

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,383,472

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,597,780

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,191,514

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,696,750

		$19,260,016

Insured – Other Revenue — 1.9%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,507,986

Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	9,395	7,869,534

Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	9,600	7,467,456

Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,070,467

Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	375,028

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,566,410

		$26,856,881

Insured – Special Tax Revenue — 2.2%

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$750	$659,760

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,380	2,015,765

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	21,518,145

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	$2,515	$2,874,444

Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,005	3,426,631

		$30,494,745

Insured – Transportation — 3.6%

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,636,755

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	707,804

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,469,037

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	7,204,500

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	9,079,400

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,491,327

Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,352,569

New York Thruway Authority, (AGM), 3.00%, 1/1/46	905	952,947

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,038,000

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,365,625

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,894,944

Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,937,152

		$50,130,060

Insured – Water and Sewer — 0.6%

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,716,694

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,950,000

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	2,103,832

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,664,874

		$8,435,400

Lease Revenue / Certificates of Participation — 2.3%

Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,365,419

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	4,295	4,794,036

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	970,685

Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,580,743

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$1,530	$1,764,503

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/44	8,290	9,666,554

		$31,141,940

Nursing Home — 0.0%(1)

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$490	$493,920

		$493,920

Other Revenue — 2.8%

Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	$650	$706,335

Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	931,105

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000

DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,199,006

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,260	1,417,626

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	2,247,835

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,646,500

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	7,119,739

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,997,938

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	5,210	5,212,449

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	780,780

		$38,384,313

Senior Living / Life Care — 10.5%

Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,362,730

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,196,380

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	1,069,840

Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,390,822

Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,268,857

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	441,295

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	250	263,418

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$300	$317,457

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,228,198

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,211,300

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	858,248

Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	1,024,150

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,690	1,654,848

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	598,374

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,024,560

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	128,074

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	437,551

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	696,389

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	569,048

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	518,587

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,741,422

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,022,950

Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,014,320

Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,500,360

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,409,640

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,095	2,204,485

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,699,175

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,540,963

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	1,010	977,286

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	1,075,510

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,368,243

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,561,685

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	$370	$400,318

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	400	345,028

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	25	23,087

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,343,160

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,137,621

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,558,500

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,818,215

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(3)	585	593,664

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(3)	555	569,380

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(3)	1,745	1,795,099

New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	602,211

New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,056,850

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,830,909

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,331,491

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,032

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,249,175

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	2,500	2,563,650

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,895,882

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,618,743

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	80,225

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,269,433

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,313,462

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	$770	$804,558

Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,233,400

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,109,741

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	1,250	1,323,987

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(3)	1,325	1,605,728

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	2,130	2,249,173

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,410	5,634,028

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	458,321

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,401,735

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	2,930,227

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,289,520

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,284,542

Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,140,090

Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	538,455

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,520,595

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,237,400

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,279,480

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	5,130,431

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/44(3)	1,385	1,401,828

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(3)	695	699,441

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	175,093

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	125,066

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	815	808,782

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	$2,630	$2,699,458

		$145,453,379

Special Tax Revenue — 5.4%

Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,935,340

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,441	4,332,418

Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,212,320

Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	687,516

Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,515	4,845,453

Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	944,064

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,717,610

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10

New River Community Development District, FL, (Capital Improvements), 5.75%, 5/1/38	1,190	1,192,820

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.18%, 11/1/36(5)	6,500	6,500,000

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	2,400	2,476,872

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,726,100

New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	11,000	11,725,890

Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,293,625

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,415	2,427,969

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,593,915

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,060,260

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	476,667

South Village Community Development District, FL, 3.50%, 5/1/32	805	856,262

South Village Community Development District, FL, 3.625%, 5/1/35	500	530,900

South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,082,128

South Village Community Development District, FL, 4.875%, 5/1/35	500	534,840

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

South Village Community Development District, FL, 5.00%, 5/1/38	$100	$107,439

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,088	900,058

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	795	608,429

Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,484,405

		$74,253,310

Student Loan — 0.5%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$3,990	$4,249,230

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,903,969

		$7,153,199

Transportation — 22.3%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,341,120

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	2,061,465

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	897,431

Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,262,668

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	578,029

Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,725,479

Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,451,480

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,926,600

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,813,150

Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,722,925

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,796,473

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,370,182

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	593,795

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,749,180

Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,669,350

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/35(8)	2,500	3,040,725

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	$7,000	$7,909,370

Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,144,720

Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,606,851

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,159,280

Illinois Toll Highway Authority, 4.00%, 1/1/44(4)	13,050	14,971,743

Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	17,580,300

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,797,028

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	815,123

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	333,885

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	712,747

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	500,121

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,959,650

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	570	372,478

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,400	2,750,572

Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	13,122,765

Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,343,908

Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,627,950

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,533,150

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	3,200	3,681,312

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	1,460	1,714,390

New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	6,084,800

New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,269,620

New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,739,955

New York Thruway Authority, 4.00%, 1/1/50	8,170	9,349,176

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,863,019

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	7,730	8,404,056

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	7,520	8,230,640

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	$470	$532,214

North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,711,580

North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(4)	10,000	10,571,100

Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/44	2,000	2,432,520

Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/49	2,500	3,026,900

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,935,589

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	218,638

Port Authority of New York and New Jersey, 4.00%, 7/15/37	3,250	3,908,255

Port Authority of New York and New Jersey, 4.00%, 7/15/38	3,500	4,191,915

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	13,450,718

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	3,640	4,069,411

Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,506,500

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,050	4,873,041

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,128,700

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,187,073

South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	5,500	5,966,345

South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,485,327

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,702,799

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	315	354,170

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	585	655,826

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	305	340,996

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	375	462,716

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	13,889,169

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	17,989,043

Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	297,643

Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	2,500	779,500

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	$2,500	$2,804,725

		$308,051,074

Water and Sewer — 1.5%

Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$1,275,660

Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Citibank, N.A.), 0.13%, 7/1/35(5)	14,000	14,000,000

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,162,156

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/43(8)	1,500	1,786,320

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/44(8)	1,500	1,783,320

		$21,007,456

Total Tax-Exempt Municipal Securities — 91.8% (identified cost $1,187,388,230)		$1,268,966,037

Taxable Municipal Securities — 6.0%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$173	$43,198

		$43,198

Escrowed / Prerefunded — 1.0%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,518,705

		$13,518,705

General Obligations — 1.1%

Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$8,201,779

Chicago Board of Education, IL, 5.182%, 12/1/21(9)	325	328,757

Chicago, IL, 7.75%, 1/1/42	4,356	4,761,413

Redondo Beach Unified School District, CA, 2.211%, 8/1/36(8)	2,200	2,222,924

		$15,514,873

Hospital — 1.4%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,486,950

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47(8)	$6,000	$6,045,480

		$19,532,430

Insured – General Obligations — 0.6%

Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,679	$7,649,332

		$7,649,332

Senior Living / Life Care — 0.6%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$7,495	$7,677,503

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(3)	235	309,991

		$7,987,494

Special Tax Revenue — 0.3%

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,098,077

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,588,787

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	600	533,208

		$4,220,072

Transportation — 0.6%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	$7,375	$8,096,128

		$8,096,128

Water and Sewer — 0.4%

Cleveland, OH, Water Revenue, 2.28%, 1/1/37(8)	$3,250	$3,298,588

Dallas, TX, Waterworks and Sewer System Revenue, 2.822%, 10/1/42	1,750	1,843,555

Great Lakes Water Authority, MI, 3.473%, 7/1/41	1,000	1,107,580

		$6,249,723

Total Taxable Municipal Securities — 6.0% (identified cost $75,271,721)		$82,811,955

Corporate Bonds & Notes — 2.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.7%

Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,614,248

CommonSpirit Health, 3.347%, 10/1/29	2,955	3,121,574

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,040	3,980,248

Montefiore Obligated Group, 4.287%, 9/1/50	11,260	11,967,702

		$23,683,772

Other — 0.7%

Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$9,442,175

		$9,442,175

Total Corporate Bonds & Notes — 2.4% (identified cost $30,400,000)		$33,125,947

Total Investments — 100.2% (identified cost $1,293,059,951)		$1,384,903,939

Other Assets, Less Liabilities — (0.2)%		$(3,029,695)

Net Assets — 100.0%		$1,381,874,244

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.0%

Texas	12.9%

Illinois	12.5%

Others, representing less than 10% individually	60.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.6% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $127,906,185 or 9.3% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(6)	The issuer is in default on the payment of principal and/or making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest.

(8)	When-issued security.

(9)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	(175)	Short	9/21/20	$(24,513,672)	$(251,891)

U.S. Long Treasury Bond	(112)	Short	9/21/20	(20,415,500)	(527,195)

					$(779,086)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SPA	–	Standby Bond Purchase Agreement

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value (identified cost, $1,293,059,951)	$1,384,903,939

Cash	85,159,337

Deposits for derivatives collateral — financial futures contracts	797,683

Interest receivable	13,184,249

Receivable for investments sold	5,914,108

Receivable for Fund shares sold	12,462,898

Total assets	$1,502,422,214

Liabilities

Payable for floating rate notes issued	$90,516,087

Payable for when-issued securities	25,686,020

Payable for variation margin on open financial futures contracts	7,438

Payable for Fund shares redeemed	2,551,094

Distributions payable	561,344

Payable to affiliates:

Investment adviser fee	462,326

Distribution and service fees	182,284

Interest expense and fees payable	272,063

Accrued expenses	309,314

Total liabilities	$120,547,970

Net Assets	$1,381,874,244

Sources of Net Assets

Paid-in capital	$1,342,712,564

Distributable earnings	39,161,680

Net Assets	$1,381,874,244

Class A Shares

Net Assets	$399,156,915

Shares Outstanding	43,784,331

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.12

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.57

Class C Shares

Net Assets	$109,269,448

Shares Outstanding	12,959,669

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.43

Class I Shares

Net Assets	$873,447,881

Shares Outstanding	95,714,746

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest	$28,061,388

Total investment income	$28,061,388

Expenses

Investment adviser fee	$2,689,908

Distribution and service fees

Class A	475,089

Class C	621,695

Trustees’ fees and expenses	35,093

Custodian fee	178,665

Transfer and dividend disbursing agent fees	213,055

Legal and accounting services	57,455

Printing and postage	24,300

Registration fees	46,440

Interest expense and fees	574,900

Miscellaneous	57,596

Total expenses	$4,974,196

Net investment income	$23,087,192

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$454,485

Financial futures contracts	(4,031,831)

Net realized loss	$(3,577,346)

Change in unrealized appreciation (depreciation) —

Investments	$(34,972,685)

Financial futures contracts	102,734

Net change in unrealized appreciation (depreciation)	$(34,869,951)

Net realized and unrealized loss	$(38,447,297)

Net decrease in net assets from operations	$(15,360,105)

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$23,087,192	$46,680,528

Net realized loss	(3,577,346)	(5,266,521)

Net change in unrealized appreciation (depreciation)	(34,869,951)	86,825,134

Net increase (decrease) in net assets from operations	$(15,360,105)	$128,239,141

Distributions to shareholders —

Class A	$(6,752,884)	$(15,283,027)

Class B	—	(3,783)

Class C	(1,739,356)	(4,445,612)

Class I	(14,959,990)	(32,430,422)

Total distributions to shareholders	$(23,452,230)	$(52,162,844)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$69,601,090	$103,363,505

Class B	—	20

Class C	8,875,697	33,713,035

Class I	315,928,629	321,908,835

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,523,419	12,835,339

Class B	—	2,289

Class C	1,412,199	3,560,012

Class I	13,034,357	27,425,261

Cost of shares redeemed

Class A	(96,102,247)	(72,809,687)

Class B	—	(10,727)

Class C	(31,712,407)	(21,468,129)

Class I	(310,878,710)	(173,654,812)

Net asset value of shares converted(1)

Class A	4,225,219	10,402,561

Class B	—	(262,764)

Class C	(4,225,219)	(10,139,797)

Net increase (decrease) in net assets from Fund share transactions	$(24,317,973)	$234,864,941

Net increase (decrease) in net assets	$(63,130,308)	$310,941,238

Net Assets

At beginning of period	$1,445,004,552	$1,134,063,314

At end of period	$1,381,874,244	$1,445,004,552

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Financial Highlights

	Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.380		$8.830	$8.880	$8.650	$8.970	$9.020

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.327	$0.345	$0.337	$0.345	$0.367

Net realized and unrealized gain (loss)	(0.258)		0.590	(0.059)	0.229	(0.315)	(0.053)

Total income (loss) from operations	$(0.102)		$0.917	$0.286	$0.566	$0.030	$0.314

Less Distributions

From net investment income	$(0.158)		$(0.367)	$(0.336)	$(0.336)	$(0.350)	$(0.364)

Total distributions	$(0.158)		$(0.367)	$(0.336)	$(0.336)	$(0.350)	$(0.364)

Net asset value — End of period	$9.120		$9.380	$8.830	$8.880	$8.650	$8.970

Total Return(2)	(1.04	)%(3)	10.55%	3.29%	6.63%	0.25%	3.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$399,157		$427,334	$350,923	$344,822	$374,661	$431,777

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.76	%(5)	0.76%	0.79%	0.78%	0.79%	0.81%

Interest and fee expense(6)	0.09	%(5)	0.13%	0.17%	0.14%	0.10%	0.05%

Total expenses(4)	0.85	%(5)	0.89%	0.96%	0.92%	0.89%	0.86%

Net investment income	3.50	%(5)	3.57%	3.92%	3.81%	3.83%	4.18%

Portfolio Turnover	26	%(3)	23%	32%	21%	35%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.680		$8.170	$8.210	$8.010	$8.300	$8.340

Income (Loss) From Operations

Net investment income(1)	$0.113		$0.239	$0.252	$0.251	$0.256	$0.279

Net realized and unrealized gain (loss)	(0.248)		0.551	(0.042)	0.199	(0.285)	(0.043)

Total income (loss) from operations	$(0.135)		$0.790	$0.210	$0.450	$(0.029)	$0.236

Less Distributions

From net investment income	$(0.115)		$(0.280)	$(0.250)	$(0.250)	$(0.261)	$(0.276)

Total distributions	$(0.115)		$(0.280)	$(0.250)	$(0.250)	$(0.261)	$(0.276)

Net asset value — End of period	$8.430		$8.680	$8.170	$8.210	$8.010	$8.300

Total Return(2)	(1.52	)%(3)	9.80%	2.60%	5.67%	(0.42)%	2.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,269		$139,608	$126,049	$173,844	$191,619	$205,556

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.51	%(5)	1.51%	1.54%	1.53%	1.54%	1.56%

Interest and fee expense(6)	0.09	%(5)	0.13%	0.17%	0.14%	0.10%	0.05%

Total expenses(4)	1.60	%(5)	1.64%	1.71%	1.67%	1.64%	1.61%

Net investment income	2.75	%(5)	2.82%	3.10%	3.06%	3.07%	3.43%

Portfolio Turnover	26	%(3)	23%	32%	21%	35%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.390		$8.840	$8.880	$8.660	$8.980	$9.020

Income (Loss) From Operations

Net investment income(1)	$0.167		$0.349	$0.364	$0.359	$0.367	$0.388

Net realized and unrealized gain (loss)	(0.258)		0.590	(0.046)	0.220	(0.314)	(0.041)

Total income (loss) from operations	$(0.091)		$0.939	$0.318	$0.579	$0.053	$0.347

Less Distributions

From net investment income	$(0.169)		$(0.389)	$(0.358)	$(0.359)	$(0.373)	$(0.387)

Total distributions	$(0.169)		$(0.389)	$(0.358)	$(0.359)	$(0.373)	$(0.387)

Net asset value — End of period	$9.130		$9.390	$8.840	$8.880	$8.660	$8.980

Total Return(2)	(0.92	)%(3)	10.81%	3.67%	6.77%	0.51%	4.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$873,448		$878,062	$656,830	$682,157	$542,623	$466,822

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.54%	0.53%	0.54%	0.56%

Interest and fee expense(6)	0.09	%(5)	0.13%	0.17%	0.14%	0.10%	0.05%

Total expenses(4)	0.60	%(5)	0.64%	0.71%	0.67%	0.64%	0.61%

Net investment income	3.74	%(5)	3.81%	4.13%	4.04%	4.06%	4.42%

Portfolio Turnover	26	%(3)	23%	32%	21%	35%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

21	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2020, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $90,516,087 and $138,190,950, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2020 was 0.19% to 0.36%. For the six months ended July 31, 2020, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $90,250,000 and 1.28%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2020.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $51,689,146 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $12,104,031 are short-term and $39,585,115 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,201,842,642

Gross unrealized appreciation	$101,427,462

Gross unrealized depreciation	(9,661,338)

Net unrealized appreciation	$91,766,124

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%

$500 million but less than $750 million	0.2925	2.9250

$750 million but less than $1 billion	0.2700	2.9250

$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2020, the investment adviser fee amounted to $2,689,908 or 0.42% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $11,342 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,143 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 amounted to $475,089 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2020, the Fund paid or accrued to EVD $466,271 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to $155,424 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Fund was informed that EVD received approximately $23,000 and $13,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $357,519,017 and $460,552,285, respectively, for the six months ended July 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	7,816,483	11,242,820

Issued to shareholders electing to receive payments of distributions in Fund shares	616,389	1,398,710

Redemptions	(10,673,189)	(7,963,249)

Converted from Class B shares	—	29,652

Converted from Class C shares	476,421	1,108,666

Net increase (decrease)	(1,763,896)	5,816,599

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class B		Year Ended January 31, 2020(1)

Sales		2

Issued to shareholders electing to receive payments of distributions in Fund shares		254

Redemptions		(1,161)

Converted to Class A shares		(28,747)

Net decrease		(29,652)

Class C	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	1,060,235	3,982,352

Issued to shareholders electing to receive payments of distributions in Fund shares	170,545	419,548

Redemptions	(3,844,972)	(2,537,824)

Converted to Class A shares	(515,081)	(1,198,351)

Net increase (decrease)	(3,129,273)	665,725

Class I	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	35,492,729	35,183,871

Issued to shareholders electing to receive payments of distributions in Fund shares	1,453,369	2,985,028

Redemptions	(34,735,901)	(18,970,764)

Net increase	2,210,197	19,198,135

(1)	At the close of business on August 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2020 is included in the Portfolio of Investments. At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures Contracts	$—	$(779,086)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(4,031,831)	$102,734

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2020, which is indicative of the volume of this derivative type, was approximately $42,630,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,268,966,037	$—	$1,268,966,037

Taxable Municipal Securities	—	82,811,955	—	82,811,955

Corporate Bonds & Notes	—	33,125,947	—	33,125,947

Total Investments	$—	$1,384,903,939	$—	$1,384,903,939

Liability Description

Futures Contracts	$(779,086)	$—	$—	$(779,086)

Total	$(779,086)	$—	$—	$(779,086)

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

32

Eaton Vance

High Yield Municipal Income Fund

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.20

Parametric

TABS Municipal Bond Funds

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser and Parametric, sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

TABS Municipal Bond Funds

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	3.77%	5.71%	2.35%	2.04%
Class A with 2.25% Maximum Sales Charge	—	—	1.39	3.36	1.90	1.81
Class C at NAV	03/27/2009	12/31/1998	3.31	4.85	1.60	1.27
Class C with 1% Maximum Sales Charge	—	—	2.31	3.85	1.60	1.27
Class I at NAV	03/27/2009	12/31/1998	3.89	5.97	2.61	2.29
Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	2.41%	4.13%	2.55%	2.41%
Bloomberg Barclays 5 Year Municipal Bond Index	—	—	2.13	4.14	2.89	2.88

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/27/2009	12/31/1998	3.35%	1.80%	1.67%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	2.46	1.72	1.62
Class C After Taxes on Distributions	03/27/2009	12/31/1998	3.85	1.51	1.14
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	2.46	1.36	1.06
Class I After Taxes on Distributions	03/27/2009	12/31/1998	5.96	2.50	2.15
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	4.12	2.34	2.06

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
			0.82%	1.57%	0.57%

% Distribution Rates/Yields[4]			Class A	Class C	Class I
Distribution Rate			0.55%	0.00%	0.80%
SEC 30-day Yield			–0.21	–0.94	0.02

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	3.14%	5.98%	3.64%	4.06%
Class A with 4.75% Maximum Sales Charge	—	—	–1.77	0.94	2.64	3.55
Class C at NAV	02/01/2010	02/01/2010	2.76	5.19	2.87	3.29
Class C with 1% Maximum Sales Charge	—	—	1.76	4.19	2.87	3.29
Class I at NAV	02/01/2010	02/01/2010	3.26	6.24	3.90	4.33
Bloomberg Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	2.98%	6.08%	4.05%	3.89%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	2.17	4.95	3.70	3.79

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/01/2010	02/01/2010	0.87%	2.61%	3.45%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	1.25	2.45	3.15
Class C After Taxes on Distributions	02/01/2010	02/01/2010	4.12	2.84	3.20
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	2.90	2.50	2.81
Class I After Taxes on Distributions	02/01/2010	02/01/2010	6.17	3.87	4.23
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	4.53	3.53	3.86

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
Gross			0.98%	1.73%	0.73%
Net			0.90	1.65	0.65

% Distribution Rates/Yields[4]			Class A	Class C	Class I
Distribution Rate			1.39%	0.61%	1.63%
SEC 30-day Yield – Subsidized			0.26	–0.48	0.52
SEC 30-day Yield – Unsubsidized			0.18	–0.53	0.44

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

TABS Municipal Bond Funds

July 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax- exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Effective February 17, 2015, the Parametric TABS Short-Term Municipal Bond Fund changed its name and investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.

Effective February 17, 2015, the Parametric TABS Intermediate- Term Municipal Bond Fund changed its name and investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.

Effective September 30, 2019, the Parametric TABS Short-Term Municipal Bond Fund changed its primary benchmark from Bloomberg Barclays 5 Year Municipal Bond Index to Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index because the investment adviser believes that the Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index better reflects the duration and maturity profile of the investments held by the Fund.

[3]

Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

4

Parametric

TABS Municipal Bond Funds

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.70	$4.21	0.83%
Class C	$1,000.00	$1,033.10	$7.99	1.58%
Class I	$1,000.00	$1,038.90	$2.94	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.17	0.83%
Class C	$1,000.00	$1,017.00	$7.92	1.58%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

5

Parametric

TABS Municipal Bond Funds

July 31, 2020

Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.40	$4.55	**	0.90%
Class C	$1,000.00	$1,027.60	$8.32	**	1.65%
Class I	$1,000.00	$1,032.60	$3.28	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.52	**	0.90%
Class C	$1,000.00	$1,016.70	$8.27	**	1.65%
Class I	$1,000.00	$1,021.60	$3.27	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 89.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.9%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	$2,550	$3,125,101

		$3,125,101

Education — 9.3%

California State University, 5.00%, 11/1/24	$2,500	$3,013,600

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 0.14%, 9/1/30(1)	9,500	9,500,000

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,820,000

Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	256,221

University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,331,500

University of New Mexico, (SPA: U.S. Bank N.A.), 0.14%, 6/1/30(2)	8,000	8,000,000

University of Texas, 5.00%, 8/15/24	1,000	1,194,690

University of Texas, Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,194,440

Wisconsin Health and Educational Facilities Authority, (Medical College of Wisconsin, Inc.), (LOC: U.S. Bank, N.A.), 0.14%, 12/1/33(1)	3,000	3,000,000

		$34,310,451

Electric Utilities — 0.4%

American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$123,815

Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,273,070

		$1,396,885

Escrowed / Prerefunded — 5.1%

Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	$5,000	$4,942,900

Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,584,860

Maryland, Escrowed to Maturity, 5.00%, 3/1/22	50	53,854

Mississippi, (Capital Improvements Projects), Prerefunded to 10/1/21, 5.00%, 10/1/36	400	422,300

Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,482,100

Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,330,569

Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,057,650

		$18,874,233

Security	Principal Amount (000’s omitted)	Value

General Obligations — 38.5%

Alexandria, VA, 5.00%, 7/1/27	$200	$261,942

Alief Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/31(3)	1,000	1,077,790

Arlington County, VA, Prerefunded to 8/1/21, 4.00%, 8/1/28	390	404,953

Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,260	1,353,794

Birmingham, AL, 5.00%, 12/1/28	760	999,666

Bothell, WA, Limited Tax General Obligation Bonds, 4.00%, 12/1/25	490	550,608

Brookline, MA, 5.00%, 3/15/25	4,605	5,619,205

Brown County, WI, 4.00%, 11/1/21	620	625,840

Carteret County, NC, 5.00%, 4/1/25	500	562,745

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	153,886

Clark County, NV, 4.00%, 6/1/36	30	36,007

Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	146,804

College Station, TX, 5.00%, 2/15/24	230	235,775

Columbus, OH, 5.00%, 4/1/22	1,050	1,135,040

Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/35	3,000	3,491,910

Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	265	255,868

Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/26	425	404,286

Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,455,866

Delaware, 5.00%, 7/1/21	1,125	1,175,243

Delaware, 5.00%, 1/1/24	1,360	1,584,536

Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,961,240

Edina, MN, 5.00%, 2/1/30	125	164,421

El Dorado Union High School District, CA, 0.00%, 8/1/21	45	44,889

Ennis Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	270	246,345

Etiwanda School District, CA, (Election of 2016), 0.00%, 8/1/33	1,000	725,790

Florida Board of Education, 5.00%, 6/1/22	8,415	9,168,227

Georgia, 5.00%, 2/1/23	550	617,078

Gilbert, AZ, 4.00%, 7/1/23	10,000	11,125,400

Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	301,119

Glendale Community College District, CA, (Election of 2016), 0.00%, 8/1/31	400	322,956

Henrico County, VA, 5.00%, 8/1/27	200	261,926

Hingham, MA, 3.00%, 2/15/34	635	719,792

Hingham, MA, 3.00%, 2/15/36	290	325,206

7	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hingham, MA, 3.00%, 2/15/38	$1,000	$1,110,470

Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/23 (Put Date), 6/1/29	1,000	1,098,600

Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	520,910

Jacksonville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26(3)	2,350	2,875,013

Jacksonville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30(3)	1,710	2,308,312

Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,243,114

Kent County, MI, 4.00%, 12/1/24	485	563,245

Kilgore Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34(3)	2,205	2,714,884

Kilgore Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36(3)	2,385	2,916,807

Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,364,218

Lake Washington School District No. 414, WA, 4.00%, 12/1/21	1,420	1,493,116

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	695,422

Marblehead, MA, 3.00%, 7/15/31	1,150	1,355,447

Marblehead, MA, 3.00%, 7/15/33	855	986,277

Massachusetts, 5.00%, 12/1/24	5,000	6,033,600

Massachusetts, 5.00%, 7/1/26	50	63,458

Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,263,150

Montgomery, AL, 3.00%, 2/1/22	1,685	1,752,653

Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	125	161,845

Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/33	230	294,904

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	936,183

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	885,420

New York, NY, 5.00%, 8/1/24	1,250	1,483,512

New York, NY, 5.00%, 8/1/26	1,000	1,263,490

Newport-Mesa Unified School District, CA, (Election of 2005), Prerefunded to 8/1/21, 0.00%, 8/1/46	2,100	348,222

Oak Grove School District, CA, (Election 2008), 0.00%, 8/1/33	1,215	909,112

Ohio, 5.00%, 12/15/23	1,000	1,163,020

Oregon, 1.90%, 6/1/30	1,110	1,158,674

Oregon, 1.95%, 12/1/30	555	579,858

Orinda Union School District, CA, (Election of 2018), 3.00%, 8/1/40	500	548,495

Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,275,104

Phoenix, AZ, 5.00%, 7/1/27	1,950	2,450,214

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Ridgefield, CT, 5.00%, 7/15/22	$2,425	$2,656,587

Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,246,360

Salem-Keizer School District No. 24J, OR, 5.00%, (0.00% to 6/15/21), 6/15/33	2,200	2,864,356

Salem-Keizer School District No. 24J, OR, 5.00%, (0.00% to 6/15/21), 6/15/34	1,500	1,946,685

Salem-Keizer School District No. 24J, OR, 5.00%, (0.00% to 6/15/21), 6/15/35	1,425	1,841,214

San Francisco City and County, CA, 5.00%, 6/15/29	1,000	1,350,130

South Orange-Maplewood School District, NJ, 2.00%, 8/15/27	950	1,006,506

Springfield School District No. 19, OR, 5.00%, 6/15/30	855	1,036,756

St. Louis County, MO, 3.00%, 12/1/31	1,000	1,138,790

Sugar Land, TX, 5.00%, 2/15/23	1,105	1,237,666

Sumner County, TN, 3.00%, 12/1/32	500	582,145

Sunnyvale School District, CA, 5.00%, 9/1/27	1,000	1,236,930

Tennessee, 3.00%, 10/1/26	275	276,213

Texas Public Finance Authority, 5.00%, 10/1/22	100	110,528

Travis County, TX, Certificates of Obligation, 2.00%, 3/1/24	125	132,871

Upper Merion Area School District, PA, 2.30%, 2/15/24	725	726,051

Utah, 5.00%, 7/1/22	3,915	4,279,839

Utah, 5.00%, 7/1/23	2,500	2,853,900

Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	612,214

Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,350	1,354,725

Wake County, NC, 5.00%, 4/1/22	1,000	1,081,340

Waltham, MA, 5.00%, 5/1/29	130	178,061

Wauwatosa School District, WI, 5.00%, 9/1/22	105	115,607

West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	372,438

Williamson County, TN, 5.00%, 4/1/25	3,475	4,239,778

Wilton, CT, 2.00%, 5/1/27	160	167,674

Wisconsin, 5.00%, 11/1/25	630	785,289

Wisconsin, 5.00%, 5/1/27(3)	1,000	1,258,260

Wisconsin, 5.00%, 5/1/30(3)	1,000	1,355,130

Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	1,355	1,343,753

Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,005	992,015

Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(4)	4,525	4,653,646

		$142,366,359

Hospital — 8.3%

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33(3)	$525	$608,685

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/36(3)	555	632,972

8	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/39(3)	$450	$508,410

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/41(3)	500	561,290

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/25(3)	1,100	1,281,489

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/27(3)	275	335,211

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/30(3)	400	528,812

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/30(3)	325	417,375

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/40(3)	400	490,668

Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	1,000	1,175,470

Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	2,000	2,468,340

Geisinger Authority, PA, (Geisinger Health System), 5.00% to 4/1/30 (Put Date), 4/1/43	2,500	3,288,375

Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	783,594

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	3,050,500

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,370,030

New York State Dormitory Authority, (Maimonides Medical Center), 3.00%, 8/1/38(3)	610	646,313

New York State Dormitory Authority, (Maimonides Medical Center), 3.00%, 8/1/40(3)	200	210,996

New York State Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/31(3)	350	412,682

New York State Dormitory Authority, (Maimonides Medical Center), 5.00%, 2/1/26(3)	250	307,450

New York State Dormitory Authority, (Maimonides Medical Center), 5.00%, 8/1/26(3)	300	373,962

New York State Dormitory Authority, (Maimonides Medical Center), 5.00%, 2/1/27(3)	180	226,676

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,920,700

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,130,000

		$30,730,000

Housing — 1.6%

Connecticut Housing Finance Authority, 1.85%, 11/15/31(3)	$615	$617,281

New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	147,554

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	$4,000	$4,016,320

New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	1,000	1,002,210

		$5,783,365

Insured – General Obligations — 0.2%

Washington, (NPFG), 0.00%, 6/1/21	$620	$619,132

		$619,132

Insured – Housing — 0.0%(5)

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 7/1/21	$130	$132,093

		$132,093

Insured – Lease Revenue / Certificates of Participation — 0.1%

Conotton Valley Union Local School District, OH, (MAC), 5.00%, 12/1/26	$300	$368,166

		$368,166

Insured – Water and Sewer — 0.1%

Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$344,060

		$344,060

Lease Revenue / Certificates of Participation — 5.5%

Arizona, Certificates of Participation, 5.00%, 10/1/24	$2,000	$2,375,960

Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,446,600

Colorado, Certificates of Participation, 4.00%, 12/15/34	2,500	3,129,650

Malibu, CA, 5.00%, 11/1/38	275	275,916

Malibu, CA, 5.00%, 11/1/43	225	225,720

Malibu, CA, 5.00%, 11/1/48	375	376,174

Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	6,030,050

Volusia County School Board, FL, 5.00%, 8/1/21	325	340,512

Wisconsin, Certificates of Participation, 4.00%, 3/1/21	230	235,140

		$20,435,722

Other Revenue — 2.6%

California Public Works Board, 5.00%, 9/1/39	$5,000	$5,764,600

Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,685,388

		$9,449,988

9	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 8.7%

District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,657,230

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,154,140

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: State Street Bank and Trust Company), 0.15%, 8/1/39(1)	8,000	8,000,000

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/24	1,500	1,751,070

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25	170	205,743

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	7,014,877

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,000	3,698,190

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/37	500	606,095

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,961,640

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,356,310

North Houston Development Corp., TX, Tax Increment Contract Revenue, 5.00%, 9/1/25	1,725	2,080,488

Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,776,090

		$32,261,873

Transportation — 4.8%

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/34(3)	$2,000	$2,441,980

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30(3)	2,000	2,743,720

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/32(3)	2,000	2,702,520

Port Authority of New York and New Jersey, 4.00%, 7/15/37	1,000	1,202,540

Rhode Island Commerce Corp., (Rhode Island Department of Transportation), 5.00%, 5/15/29	5,000	6,436,400

Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,377,380

		$17,904,540

Water and Sewer — 3.8%

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	$500	$601,020

Metropolitan Water District of Southern California, 5.00%, 7/1/23	1,000	1,144,710

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 0.14%, 6/15/43(1)	8,000	8,000,000

North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,309,650

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	$360	$453,024

San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,591,650

		$14,100,054

Total Tax-Exempt Municipal Securities — 89.9% (identified cost $319,379,489)		$332,202,022

U.S. Treasury Obligations — 5.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 0.125%, 5/31/22	$5,000	$5,000,293

U.S. Treasury Note, 0.125%, 5/15/23	15,000	15,003,222

Total U.S. Treasury Obligations — 5.4% (identified cost $19,959,040)		$20,003,515

Total Investments — 95.3% (identified cost $339,338,529)		$352,205,537

Other Assets, Less Liabilities — 4.7%		$17,508,777

Net Assets — 100.0%		$369,714,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.5%

New York	13.0%

Others, representing less than 10% individually	68.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 0.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

10	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

(3)	When-issued security.

(4)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(5)	Amount is less than 0.05%.

Abbreviations:

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LOC	–	Letter of Credit

MAC	–	Municipal Assurance Corp.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SPA	–	Standby Bond Purchase Agreement

11	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%

Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,333,753

		$1,333,753

Education — 5.9%

Arizona State University, 4.00%, 7/1/40	$1,500	$1,824,735

Arizona State University, 4.00%, 7/1/42	1,500	1,813,935

Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,366,848

District of Columbia, (Georgetown University), 5.00%, 4/1/31	2,455	2,936,671

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,323,240

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/26	5,000	6,433,250

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.16%, 2/15/26(1)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/23	500	565,620

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	671,721

South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,462,332

University of Michigan, 4.00%, 4/1/38	1,000	1,240,490

University of Michigan, 4.00%, 4/1/40	750	925,027

University of Michigan, 4.00%, 4/1/45	2,200	2,674,562

Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,550,687

Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	412,083

		$31,201,201

Electric Utilities — 4.0%

Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/32	$1,015	$1,266,832

Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/33	1,055	1,307,746

Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/34	375	462,893

Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/35	375	461,156

Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/36	400	489,724

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/43	1,360	1,414,604

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,289,735

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/37	500	594,990

North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,638,460

Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	868,134

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,575,550

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	$3,475	$4,131,323

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,944,747

		$21,445,894

Escrowed / Prerefunded — 1.0%

Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	$2,000	$2,269,040

Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,159,277

		$5,428,317

General Obligations — 31.7%

Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,379,550

Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,304,700

Anchorage, AK, 5.00%, 9/1/28	1,835	2,236,626

Batavia, IL, 4.00%, 11/1/24	755	812,939

Bergen County, NJ, 3.00%, 12/1/32	4,700	5,288,722

Brookline, MA, 5.00%, 3/15/30	2,500	3,408,300

California, 4.00%, 8/1/36	2,025	2,361,920

California, 0.59%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	23,160	22,936,043

Cape May County, NJ, 3.00%, 10/1/29	3,095	3,465,564

Cape May County, NJ, 3.00%, 10/1/30	2,250	2,501,617

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	710,155

Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,499,809

Collin County Community College District, TX, 4.00%, 8/15/35	775	957,234

Crystal Lake, IL, 4.00%, 12/15/23	455	494,166

Dallas County, TX, 5.00%, 8/15/29	5,200	6,584,760

Decatur, IL, 5.00%, 3/1/23	1,030	1,140,334

Denton County, TX, 4.00%, 7/15/30	1,000	1,237,250

Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	955,220

Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,059,106

Greensboro, NC, 5.00%, 2/1/28	1,790	2,267,948

Hawaii County, HI, 5.00%, 9/1/24	1,000	1,191,270

Homewood, AL, 5.00%, 9/1/32	1,070	1,324,607

Katy Independent School District, TX, (PSF Guaranteed), 0.397%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	480	478,219

La Grange Park District, IL, 5.00%, 12/1/22	440	484,990

Lakeland, FL, 5.00%, 10/1/31	1,860	2,225,397

Lincoln, MA, 4.00%, 3/1/33	2,285	2,765,833

Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,215,481

12	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	$1,500	$1,040,475

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,882,200

Los Angeles Unified School District, CA, 4.00%, 7/1/38	6,750	8,231,017

Macomb County, MI, 4.00%, 5/1/24	1,000	1,138,050

Madison County, TN, 5.00%, 5/1/23	1,115	1,261,232

Morris Township, NJ, 3.00%, 11/1/29	185	208,203

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,059,481

Neshaminy School District, PA, 4.00%, 11/1/26	660	735,365

New Hampshire, 4.00%, 12/1/32	2,085	2,531,836

Pennsylvania, 4.00%, 6/1/30	1,500	1,592,400

Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	2,225	2,475,379

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,770,552

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,733,087

San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,940,000

San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	9,530,922

San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,555,295

San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,888,982

South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,255	1,738,288

St. Mary’s County, MD, 5.00%, 5/1/27	1,290	1,671,466

Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,337,736

Utah, 5.00%, 7/1/25	5,000	6,172,600

Washington, 5.00%, 8/1/35	10,000	11,617,000

Wickliffe School District, OH, 4.00%, 12/1/33	300	363,987

Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	872,375

Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,168,300

		$168,803,988

Hospital — 6.7%

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	$1,000	$1,218,430

Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	3,030,426

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	1,150	1,346,144

Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	5,000	5,877,350

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 8/15/42	$1,000	$1,046,330

Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,448,641

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	900,944

Michigan Finance Authority, (McLaren Health Care), 0.66%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(2)	2,000	2,000,320

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	239,424

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,615,245

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,222,661

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	599,872

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	700,650

Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/38	250	290,180

Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/39	400	461,384

Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/45	3,680	4,172,384

Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	200	254,450

Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/36	450	570,020

Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/40	1,000	1,257,630

University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,979,454

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,082,200

		$35,314,139

Housing — 1.6%

Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,826,532

New York Mortgage Agency, 2.05%, 4/1/28	1,000	1,063,290

New York Mortgage Agency, 2.15%, 4/1/29	1,390	1,487,967

New York Mortgage Agency, 2.25%, 4/1/30	1,000	1,068,640

New York Mortgage Agency, 2.35%, 4/1/31	1,835	1,964,001

New York Mortgage Agency, 2.40%, 10/1/31	1,130	1,210,094

		$8,620,524

Insured – Education — 0.1%

Northern Arizona University, (BAM), 5.00%, 6/1/32	$500	$662,705

		$662,705

13	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.1%

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,227,191

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,540,650

Yonkers, NY, (BAM), 4.00%, 5/1/34	1,855	2,247,704

Yonkers, NY, (BAM), 4.00%, 5/1/34	795	961,783

Yonkers, NY, (BAM), 4.00%, 5/1/35	750	902,355

		$10,879,683

Insured – Water and Sewer — 0.1%

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	$275	$330,371

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/34	225	268,085

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/35	60	71,238

		$669,694

Lease Revenue / Certificates of Participation — 2.8%

Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$149,457

Aspen Fire Protection District, CO, 4.00%, 12/1/27	235	287,153

Aspen Fire Protection District, CO, 4.00%, 12/1/28	225	279,409

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,726,235

Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,335,483

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,666,976

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	260	333,744

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	420	536,966

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	542,045

South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,181,050

South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,750,320

Virginia Public Building Authority, 4.00%, 8/1/35	1,000	1,232,480

		$15,021,318

Other Revenue — 12.9%

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,161,960

California Public Works Board, 5.00%, 9/1/39	2,660	3,066,767

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,289,146

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,177,474

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	$380	$459,473

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	542,556

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,703,200

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	16,500	19,555,965

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,887,950

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,204,662

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.73%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	8,000	7,900,720

Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,578,150

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	11,000	12,173,260

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,029,080

		$68,730,363

Senior Living / Life Care — 0.2%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$1,159,270

		$1,159,270

Special Tax Revenue — 3.9%

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	$3,760	$4,596,638

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/38	2,500	3,040,825

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,535,302

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	1,500	1,548,045

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	1,300	1,598,896

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/38	1,915	2,347,733

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/39	1,560	1,906,835

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/40	1,710	2,084,370

		$20,658,644

14	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 12.9%

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,000	$1,147,160

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,144,400

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,564,050

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,549,125

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,805,010

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,518,280

El Paso, TX, (El Paso International Airport), 5.00%, 8/15/22	655	712,941

El Paso, TX, (El Paso International Airport), 5.00%, 8/15/33	955	1,232,208

Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,115,788

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,200,630

Illinois Toll Highway Authority, 5.00%, 1/1/33	100	118,969

Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,138,268

Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,395,263

Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,235,395

Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,572,460

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	3,500	3,944,815

Port Authority of New York and New Jersey, 4.00%, 7/15/38	3,000	3,593,070

Port Authority of New York and New Jersey, 4.00%, 7/15/39	2,000	2,384,280

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	1,835	2,299,347

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	2,016,360

Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/40	5,895	6,667,540

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/30	10,000	12,589,500

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,775,830

		$68,720,689

Water and Sewer — 10.6%

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/37(3)	$270	$341,847

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/38(3)	1,000	1,255,720

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/39(3)	715	893,671

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/40(3)	580	721,717

Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/26	1,650	2,091,441

Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/27	1,200	1,565,796

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,711,648

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Eastern Municipal Water District Financing Authority, CA, 4.00%, 7/1/37	$1,050	$1,327,379

Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,703,444

Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,157,590

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	780,426

Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/44	5,000	5,761,350

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,000	7,310,340

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,296,903

Portland, OR, Water System Revenue, 4.00%, 5/1/38	2,890	3,513,922

Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,275	2,842,067

Rancho California Water District Financing Authority, 4.00%, 8/1/38	4,500	5,604,345

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/38	5,745	7,120,123

San Diego Public Facilities Authority, CA, Water Revenue, 4.00%, 8/1/38	1,000	1,249,040

San Diego Public Facilities Authority, CA, Water Revenue, 4.00%, 8/1/39	1,000	1,245,310

San Diego Public Facilities Authority, CA, Water Revenue, 4.00%, 8/1/40	250	310,460

Upper Santa Clara Valley Joint Powers Authority, CA, 4.00%, 8/1/45	1,500	1,694,235

Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,985,361

		$56,484,135

Total Tax-Exempt Municipal Securities — 96.8% (identified cost $476,243,848)		$515,134,317

Taxable Municipal Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$568,220

Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	711,900

Total Taxable Municipal Securities — 0.2% (identified cost $1,122,155)		$1,280,120

15	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Value

Total Investments — 97.0% (identified cost $477,366,003)	$516,414,437

Other Assets, Less Liabilities — 3.0%	$15,790,924

Net Assets — 100.0%	$532,205,361

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	20.6%

New York	10.3%

Others, representing less than 10% individually	66.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 1.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

Liq	–	Liquidity Provider

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

16	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Statements of Assets and Liabilities (Unaudited)

	July 31, 2020
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investments —

Identified cost	$339,338,529	$477,366,003

Unrealized appreciation	12,867,008	39,048,434

Investments, at value	$352,205,537	$516,414,437

Cash	$45,371,945	$15,490,177

Interest receivable	2,380,555	4,995,330

Receivable for investments sold	9,383,186	20,000

Receivable for Fund shares sold	864,859	1,213,331

Receivable from affiliates	—	39,652

Total assets	$410,206,082	$538,172,927

Liabilities

Payable for investments purchased	$7,807,564	$—

Payable for when-issued securities	31,502,297	3,191,307

Payable for Fund shares redeemed	875,653	1,976,256

Distributions payable	45,814	355,526

Payable to affiliates:

Investment adviser and administration fee	136,543	266,484

Distribution and service fees	41,914	28,149

Accrued expenses	81,983	149,844

Total liabilities	$40,491,768	$5,967,566

Net Assets	$369,714,314	$532,205,361

Sources of Net Assets

Paid-in capital	$348,347,383	$488,360,271

Distributable earnings	21,366,931	43,845,090

Net Assets	$369,714,314	$532,205,361

Class A Shares

Net Assets	$115,942,064	$59,932,997

Shares Outstanding	10,532,774	4,571,149

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.01	$13.11

Maximum Offering Price Per Share

(100 ÷ 97.75 and 95.25, respectively, of net asset value per share)	$11.26	$13.76

Class C Shares

Net Assets	$18,048,928	$13,047,634

Shares Outstanding	1,643,731	995,601

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.98	$13.11

Class I Shares

Net Assets	$235,723,322	$459,224,730

Shares Outstanding	21,406,846	34,992,195

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.01	$13.12

On sales of $100,000 or more ($50,000 or more for Intermediate-Term Municipal Bond Fund), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2020
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Interest	$2,702,375	$5,998,999

Total investment income	$2,702,375	$5,998,999

Expenses

Investment adviser and administration fee	$724,587	$1,457,278

Distribution and service fees

Class A	132,053	62,538

Class C	116,207	105,028

Trustees’ fees and expenses	9,642	14,162

Custodian fee	32,396	58,512

Transfer and dividend disbursing agent fees	49,106	172,422

Legal and accounting services	27,309	28,985

Printing and postage	11,222	25,602

Registration fees	28,006	28,593

Miscellaneous	7,420	9,607

Total expenses	$1,137,948	$1,962,727

Deduct —

Allocation of expenses to affiliates	$—	$216,442

Total expense reductions	$—	$216,442

Net expenses	$1,137,948	$1,746,285

Net investment income	$1,564,427	$4,252,714

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$7,583,796	$2,611,315

Net realized gain	$7,583,796	$2,611,315

Change in unrealized appreciation (depreciation) —

Investments	$1,840,707	$9,207,649

Net change in unrealized appreciation (depreciation)	$1,840,707	$9,207,649

Net realized and unrealized gain	$9,424,503	$11,818,964

Net increase in net assets from operations	$10,988,930	$16,071,678

18	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Statements of Changes in Net Assets

	Six Months Ended July 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$1,564,427	$4,252,714

Net realized gain	7,583,796	2,611,315

Net change in unrealized appreciation (depreciation)	1,840,707	9,207,649

Net increase in net assets from operations	$10,988,930	$16,071,678

Distributions to shareholders —

Class A	$(498,208)	$(393,202)

Class C	(27,529)	(85,996)

Class I	(1,025,589)	(3,762,422)

Total distributions to shareholders	$(1,551,326)	$(4,241,620)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$16,720,956	$15,820,183

Class C	1,573,300	1,648,587

Class I	128,033,710	154,626,287

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	432,456	226,596

Class C	23,213	30,138

Class I	727,976	1,751,705

Cost of shares redeemed

Class A	(17,239,818)	(8,901,025)

Class C	(5,110,615)	(10,721,509)

Class I	(55,892,260)	(111,573,051)

Net asset value of shares converted

Class A	3,767,496	877,211

Class C	(3,767,496)	(877,211)

Net increase in net assets from Fund share transactions	$69,268,918	$42,907,911

Net increase in net assets	$78,706,522	$54,737,969

Net Assets

At beginning of period	$291,007,792	$477,467,392

At end of period	$369,714,314	$532,205,361

19	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2020
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$4,750,551	$8,980,079

Net realized gain	2,944,133	7,656,471

Net change in unrealized appreciation (depreciation)	6,096,681	15,203,388

Net increase in net assets from operations	$13,791,365	$31,839,938

Distributions to shareholders —

Class A	$(1,642,693)	$(1,007,681)

Class C	(235,208)	(315,206)

Class I	(2,831,326)	(9,026,528)

Total distributions to shareholders	$(4,709,227)	$(10,349,415)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,061,715	$16,210,550

Class C	1,078,726	2,537,868

Class I	35,147,630	113,305,274

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,434,638	610,422

Class C	196,336	118,635

Class I	1,799,529	3,971,143

Cost of shares redeemed

Class A	(22,850,228)	(11,264,572)

Class C	(9,801,351)	(5,489,935)

Class I	(49,306,462)	(127,839,848)

Net asset value of shares converted

Class A	3,597,242	198,281

Class C	(3,597,242)	(198,281)

Net decrease in net assets from Fund share transactions	$(32,239,467)	$(7,840,463)

Net increase (decrease) in net assets	$(23,157,329)	$13,650,060

Net Assets

At beginning of year	$314,165,121	$463,817,332

At end of year	$291,007,792	$477,467,392

20	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights

	Short-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.660		$10.350	$10.300	$10.370	$10.690	$10.740

Income (Loss) From Operations

Net investment income	$0.051		$0.160 (1)	$0.154 (1)	$0.149	$0.130	$0.134

Net realized and unrealized gain (loss)	0.350		0.308	0.049	(0.074)	(0.254)	0.011	(2)

Total income (loss) from operations	$0.401		$0.468	$0.203	$0.075	$(0.124)	$0.145

Less Distributions

From net investment income	$(0.051)		$(0.158)	$(0.153)	$(0.145)	$(0.128)	$(0.133)

From net realized gain	—		—	—	—	(0.068)	(0.062)

Total distributions	$(0.051)		$(0.158)	$(0.153)	$(0.145)	$(0.196)	$(0.195)

Net asset value — End of period	$11.010		$10.660	$10.350	$10.300	$10.370	$10.690

Total Return(3)	3.77	%(4)	4.56%	2.00%	0.71%	(1.18)%	1.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$115,942		$109,210	$113,654	$149,651	$199,916	$227,242

Ratios (as a percentage of average daily net assets):

Expenses	0.83	%(5)	0.88%	0.91%	0.90%	0.90%	0.89	%(6)

Net investment income	0.95	%(5)	1.52%	1.50%	1.39%	1.21%	1.26%

Portfolio Turnover	113	%(4)	51%	67%	54%	63%	47%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

21	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.640		$10.320	$10.270	$10.340	$10.660	$10.720

Income (Loss) From Operations

Net investment income(1)	$0.012		$0.082	$0.077	$0.067	$0.049	$0.054

Net realized and unrealized gain (loss)	0.340		0.317	0.049	(0.071)	(0.253)	0.001	(2)

Total income (loss) from operations	$0.352		$0.399	$0.126	$(0.004)	$(0.204)	$0.055

Less Distributions

From net investment income	$(0.012)		$(0.079)	$(0.076)	$(0.066)	$(0.048)	$(0.053)

From net realized gain	—		—	—	—	(0.068)	(0.062)

Total distributions	$(0.012)		$(0.079)	$(0.076)	$(0.066)	$(0.116)	$(0.115)

Net asset value — End of period	$10.980		$10.640	$10.320	$10.270	$10.340	$10.660

Total Return(3)	3.31	%(4)	3.88%	1.24%	(0.04)%	(1.92)%	0.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,049		$24,622	$35,832	$52,079	$69,622	$85,043

Ratios (as a percentage of average daily net assets):

Expenses	1.58	%(5)	1.63%	1.66%	1.65%	1.65%	1.65	%(6)

Net investment income	0.22	%(5)	0.78%	0.75%	0.64%	0.46%	0.51%

Portfolio Turnover	113	%(4)	51%	67%	54%	63%	47%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

22	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.660		$10.350	$10.300	$10.370	$10.690	$10.750

Income (Loss) From Operations

Net investment income	$0.064		$0.186	$0.181	$0.172	$0.156	$0.161

Net realized and unrealized gain (loss)	0.350		0.308	0.048	(0.071)	(0.253)	0.001	(1)

Total income (loss) from operations	$0.414		$0.494	$0.229	$0.101	$(0.097)	$0.162

Less Distributions

From net investment income	$(0.064)		$(0.184)	$(0.179)	$(0.171)	$(0.155)	$(0.160)

From net realized gain	—		—	—	—	(0.068)	(0.062)

Total distributions	$(0.064)		$(0.184)	$(0.179)	$(0.171)	$(0.223)	$(0.222)

Net asset value — End of period	$11.010		$10.660	$10.350	$10.300	$10.370	$10.690

Total Return(2)	3.89	%(3)	4.82%	2.25%	0.96%	(0.93)%	1.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$235,723		$157,176	$164,679	$179,156	$204,247	$217,956

Ratios (as a percentage of average daily net assets):

Expenses	0.58	%(4)	0.63%	0.66%	0.65%	0.65%	0.64	%(5)

Net investment income	1.16	%(4)	1.77%	1.75%	1.64%	1.46%	1.51%

Portfolio Turnover	113	%(3)	51%	67%	54%	63%	47%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

23	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$12.810		$12.210	$12.160	$12.070	$12.430	$12.320

Income (Loss) From Operations

Net investment income	$0.100		$0.228	$0.235	$0.227	$0.197	$0.199

Net realized and unrealized gain (loss)	0.300		0.637	0.050	0.090	(0.353)	0.110

Total income (loss) from operations	$0.400		$0.865	$0.285	$0.317	$(0.156)	$0.309

Less Distributions

From net investment income	$(0.100)		$(0.228)	$(0.235)	$(0.227)	$(0.196)	$(0.199)

From net realized gain	—		(0.037)	—	—	(0.008)	—

Total distributions	$(0.100)		$(0.265)	$(0.235)	$(0.227)	$(0.204)	$(0.199)

Net asset value — End of period	$13.110		$12.810	$12.210	$12.160	$12.070	$12.430

Total Return(1)(2)	3.14	%(3)	7.15%	2.38%	2.62%	(1.29)%	2.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,933		$50,697	$42,715	$48,494	$57,262	$61,227

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.90	%(5)

Net investment income	1.57	%(4)	1.81%	1.95%	1.85%	1.57%	1.65%

Portfolio Turnover	79	%(3)	74%	86%	62%	68%	62%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.08%, 0.07%, 0.07% and 0.09% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$12.810		$12.210	$12.160	$12.060	$12.430	$12.310

Income (Loss) From Operations

Net investment income	$0.052	(1)	$0.133	$0.143	$0.134	$0.101	$0.109

Net realized and unrealized gain (loss)	0.300		0.638	0.051	0.101	(0.361)	0.120

Total income (loss) from operations	$0.352		$0.771	$0.194	$0.235	$(0.260)	$0.229

Less Distributions

From net investment income	$(0.052)		$(0.134)	$(0.144)	$(0.135)	$(0.102)	$(0.109)

From net realized gain	—		(0.037)	—	—	(0.008)	—

Total distributions	$(0.052)		$(0.171)	$(0.144)	$(0.135)	$(0.110)	$(0.109)

Net asset value — End of period	$13.110		$12.810	$12.210	$12.160	$12.060	$12.430

Total Return(2)(3)	2.76	%(4)	6.35%	1.61%	1.94%	(2.11)%	1.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,048		$22,557	$24,456	$29,221	$34,920	$38,737

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.65	%(5)	1.65%	1.65%	1.65%	1.65%	1.65	%(6)

Net investment income	0.83	%(5)	1.08%	1.20%	1.10%	0.82%	0.90%

Portfolio Turnover	79	%(4)	74%	86%	62%	68%	62%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.08%, 0.07%, 0.07% and 0.09% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$12.820		$12.220	$12.180	$12.080	$12.440	$12.330

Income (Loss) From Operations

Net investment income	$0.116		$0.260	$0.265	$0.258	$0.227	$0.230

Net realized and unrealized gain (loss)	0.299		0.636	0.040	0.100	(0.352)	0.110

Total income (loss) from operations	$0.415		$0.896	$0.305	$0.358	$(0.125)	$0.340

Less Distributions

From net investment income	$(0.115)		$(0.259)	$(0.265)	$(0.258)	$(0.227)	$(0.230)

From net realized gain	—		(0.037)	—	—	(0.008)	—

Total distributions	$(0.115)		$(0.296)	$(0.265)	$(0.258)	$(0.235)	$(0.230)

Net asset value — End of period	$13.120		$12.820	$12.220	$12.180	$12.080	$12.440

Total Return(1)(2)	3.26	%(3)	7.41%	2.63%	2.87%	(1.04)%	2.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$459,225		$404,214	$396,647	$413,436	$434,942	$347,631

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65%	0.65%	0.65	%(5)

Net investment income	1.82	%(4)	2.07%	2.19%	2.10%	1.82%	1.90%

Portfolio Turnover	79	%(3)	74%	86%	62%	68%	62%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.08%, 0.07%, 0.07% and 0.09% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

27

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$339,267,129	$477,340,243

Gross unrealized appreciation	$12,940,414	$39,182,042

Gross unrealized depreciation	(2,006)	(107,848)

Net unrealized appreciation	$12,938,408	$39,074,194

28

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Short-Term Municipal Bond Fund		Intermediate-Term Municipal Bond Fund

Up to $500 million	0.45	%*	0.60%

$500 million but less than $1 billion	0.44	%*	0.60%

On average daily net assets of $1 billion or more, the rates are reduced.

*

Pursuant to a subsequent fee reduction agreement effective May 1, 2020 between the Trust on behalf of Short-Term Municipal Bond Fund and EVM. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of Short-Term Municipal Bond Fund who are not interested persons of EVM or Short-Term Municipal Bond Fund and by the vote of a majority of shareholders. Prior to May 1, 2020, the annual investment adviser and administration fee rate was 0.50% on Daily Net Assets up to $500 million and 0.49% on Daily Net Assets from $500 million up to $1 billion.

For the six months ended July 31, 2020, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$724,587	$1,457,278

Effective Annual Rate	0.47%	0.60%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Funds to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.

For Intermediate-Term Municipal Bond Fund, EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2021. Pursuant to this agreement, EVM and Parametric were allocated $216,442 in total of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2020 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$2,625	$1,918

EVD’s Class A Sales Charges	$234	$4,100

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

29

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$132,053	$62,538

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$87,155	$78,771

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$29,052	$26,257

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A	$7,000	$2,000

Class C	$100	$1,000

30

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2020 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Purchases:

Investments (non-U.S. Government)	$370,084,738	$379,804,849

U.S. Government and Agency Securities	$19,956,641	$33,040,285

Sales:

Investments (non-U.S. Government)	$293,002,247	$282,582,371

U.S. Government and Agency Securities	$40,780,771	$90,994,859

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	1,534,508	146,907	11,838,278

Issued to shareholders electing to receive payments of distributions in Fund shares	40,090	2,170	67,274

Redemptions	(1,634,192)	(470,025)	(5,236,587)

Converted from Class C shares	349,249	—	—

Converted to Class A shares	—	(350,095)	—

Net increase (decrease)	289,655	(671,043)	6,668,965

	Year Ended January 31, 2020
	Class A	Class C	Class I

Sales	957,090	103,234	3,354,024

Issued to shareholders electing to receive payments of distributions in Fund shares	136,655	18,764	171,321

Redemptions	(2,178,569)	(936,091)	(4,701,315)

Converted from Class C shares	341,986	—	—

Converted to Class A shares	—	(342,697)	—

Net decrease	(742,838)	(1,156,790)	(1,175,970)

31

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	1,224,044	128,519	12,147,452

Issued to shareholders electing to receive payments of distributions in Fund shares	17,692	2,357	136,545

Redemptions	(697,664)	(827,226)	(8,816,241)

Converted from Class C shares	69,397	—	—

Converted to Class A shares	—	(69,419)	—

Net increase (decrease)	613,469	(765,769)	3,467,756

	Year Ended January 31, 2020
	Class A	Class C	Class I

Sales	1,292,468	202,725	9,036,868

Issued to shareholders electing to receive payments of distributions in Fund shares	48,595	9,466	315,935

Redemptions	(897,453)	(438,549)	(10,283,185)

Converted from Class C shares	15,763	—	—

Converted to Class A shares	—	(15,764)	—

Net increase (decrease)	459,373	(242,122)	(930,382)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Parametric

TABS Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

At July 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$332,202,022	$—	$332,202,022

U.S. Treasury Obligations		20,003,515		20,003,515

Total Investments	$—	$352,205,537	$—	$352,205,537

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$515,134,317	$—	$515,134,317

Taxable Municipal Securities	—	1,280,120	—	1,280,120

Total Investments	$—	$516,414,437	$—	$516,414,437

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

33

Parametric

TABS Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

34

Parametric

TABS Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund (formerly Eaton Vance TABS Intermediate-Term Municipal Bond Fund) and Parametric TABS Short-Term Municipal Bond Fund (formerly Eaton Vance TABS Short-Term Municipal Bond Fund) (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight

35

Parametric

TABS Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Parametric TABS Intermediate-Term Municipal Bond Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board’s review also included comparative performance data with respect to the Parametric TABS Short-Term Municipal Bond Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of each Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

36

Parametric

TABS Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

37

Parametric

TABS Municipal Bond Funds

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

38

Parametric

TABS Municipal Bond Funds

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.20

Parametric

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser and Parametric, sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

TABS Laddered Municipal Bond Funds

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2020

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	2.22%	4.09%	2.68%	2.77%
Class A with 2.25% Maximum Sales Charge	—	—	–0.05	1.76	2.22	2.32
Class C at NAV	05/04/2015	05/04/2015	1.93	3.31	1.92	2.00
Class C with 1% Maximum Sales Charge	—	—	0.93	2.31	1.92	2.00
Class I at NAV	05/04/2015	05/04/2015	2.34	4.34	2.96	3.04
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	1.96%	4.02%	2.85%	2.78%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.83%	1.58%	0.58%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.19%	0.44%	1.43%
SEC 30-day Yield – Subsidized				0.45	–0.28	0.70
SEC 30-day Yield – Unsubsidized				0.30	–0.42	0.55

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2020

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	2.99%	7.12%	5.54%	5.60%
Class A with 4.75% Maximum Sales Charge	—	—	–1.91	2.07	4.53	4.62
Class C at NAV	05/04/2015	05/04/2015	2.70	6.31	4.77	4.82
Class C with 1% Maximum Sales Charge	—	—	1.70	5.31	4.77	4.82
Class I at NAV	05/04/2015	05/04/2015	3.20	7.48	5.83	5.88
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	2.14%	6.37%	5.04%	4.94%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.59%	2.34%	1.34%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.86%	1.14%	2.13%
SEC 30-day Yield – Subsidized				1.12	0.48	1.45
SEC 30-day Yield – Unsubsidized				0.60	–0.07	0.86

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12–17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

4

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.20	$3.27	**	0.65%
Class C	$1,000.00	$1,019.30	$7.03	**	1.40%
Class I	$1,000.00	$1,023.40	$2.01	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Fund Expenses — continued

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.90	$3.28	**	0.65%
Class C	$1,000.00	$1,027.00	$7.06	**	1.40%
Class I	$1,000.00	$1,032.00	$2.02	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 92.9%
Security	Principal Amount (000’s omitted)	Value

Education — 5.1%

Michigan State University, (SPA: Royal Bank of Canada), 0.23%, 8/15/30(1)	$1,000	$1,000,000

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	750	1,058,828

Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	289,838

UCF Stadium Corp., FL, 5.00%, 3/1/23	250	273,220

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/26	150	178,704

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/27	100	120,769

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/29	415	515,330

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/30	225	283,052

West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	111,509

		$3,831,250

Electric Utilities — 1.3%

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$194,399

San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	252,125

Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	205,278

Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	299,335

		$951,137

Escrowed / Prerefunded — 1.8%

Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$168,231

Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	500	543,890

Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	217,748

Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/25	120	130,518

Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/26	115	125,080

Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/27	170	184,900

		$1,370,367

General Obligations — 18.7%

Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$140,784

Brookline, MA, 5.00%, 3/15/30	500	681,660

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Campton Township, IL, 5.00%, 12/15/22	$200	$221,288

Campton Township, IL, 5.00%, 12/15/23	105	120,701

Channahon, IL, 4.00%, 12/1/20	220	222,715

Connecticut, 4.00%, 6/1/30	500	623,050

Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,707

Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	480,789

Illinois, 5.00%, 9/1/27	2,500	2,888,750

Illinois, 5.50%, 5/1/30	1,500	1,861,920

Katy Independent School District, TX, (PSF Guaranteed), 0.397%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	960	956,438

La Grange Park District, IL, 5.00%, 12/1/20	395	401,170

Lakeland, FL, 5.00%, 10/1/21	50	52,805

Lakeland, FL, 5.00%, 10/1/22	100	110,322

Lakeland, FL, 5.00%, 10/1/24	50	59,741

McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	277,472

New York, NY, (LOC: TD Bank, N.A.), 0.15%, 9/1/27(1)	500	500,000

St. Mary’s County, MD, 5.00%, 5/1/31	1,570	2,188,549

West Virginia, 5.00%, 12/1/30	820	1,118,013

Wickliffe School District, OH, 5.00%, 12/1/27	840	1,072,218

		$14,038,092

Hospital — 10.4%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$1,237,320

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 2.01%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	500	509,260

Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,374

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,535

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,246,100

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.56%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	2,000	1,959,480

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.73%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	975	965,825

Michigan Finance Authority, (McLaren Health Care), 0.66%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(2)	1,000	1,000,160

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,391

7	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	$85	$102,472

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,688

San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	43,236

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	238,163

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	158,182

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	219,132

		$7,810,318

Housing — 8.6%

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 0.15%, 7/1/49(1)	$1,500	$1,500,000

Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	710,318

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	355	361,110

New York City Housing Development Corp., NY, 1.70%, 11/1/20	200	200,626

New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	167,747

New York Mortgage Agency, 1.85%, 4/1/26	1,000	1,050,640

New York Mortgage Agency, 1.95%, 4/1/27	1,000	1,056,260

New York Mortgage Agency, 2.05%, 4/1/28	255	271,139

New York Mortgage Agency, 2.10%, 10/1/28	350	374,139

New York Mortgage Agency, 2.25%, 4/1/30	325	347,308

New York Mortgage Agency, 2.30%, 10/1/30	395	422,449

		$6,461,736

Insured – Education — 1.0%

Northern Arizona University, (BAM), 5.00%, 6/1/30	$550	$743,105

		$743,105

Insured – General Obligations — 1.4%

Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$263,567

Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	265,600

Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	225	238,468

New Britain, CT, (BAM), 5.00%, 3/1/25	50	59,917

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	117,793

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,067

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,100

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,421

		$1,052,933

Insured – Lease Revenue/Certificates of Participation — 0.3%

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$215,071

		$215,071

Insured – Special Tax Revenue — 0.0%(3)

Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,803

		$11,803

Insured – Transportation — 4.3%

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,270,160

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,906,496

		$3,176,656

Insured – Water and Sewer — 0.0%(3)

Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,409

		$26,409

Lease Revenue / Certificates of Participation — 3.9%

Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$134,302

Aspen Fire Protection District, CO, 4.00%, 12/1/25	255	299,763

Aspen Fire Protection District, CO, 4.00%, 12/1/26	225	270,171

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	260,050

Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	348,297

Palm Beach County School Board, FL, 5.00%, 8/1/21	125	130,966

Palm Beach County School Board, FL, 5.00%, 8/1/31	1,000	1,206,010

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	264,240

		$2,913,799

Other Revenue — 14.4%

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.45%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	$2,000	$1,993,180

8	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$106,086

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	406,148

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	669,156

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	734,214

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,777,815

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.73%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	1,975,180

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	327,841

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	2,000	2,213,320

Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	328,317

West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	118,267

West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	122,354

		$10,771,878

Senior Living / Life Care — 3.7%

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,399,991

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	64,435

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	65,206

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	889,511

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	51,934

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	109,948

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	156,538

Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,683

		$2,792,246

Special Tax Revenue — 3.0%

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	$1,000	$1,032,030

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	$100	$112,006

Thornton Development Authority, CO, 4.00%, 12/1/20	100	101,221

Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,021,190

		$2,266,447

Transportation — 10.3%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.06%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$500	$501,530

El Paso, TX, (El Paso International Airport), 5.00%, 8/15/21	625	653,206

El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	760	906,384

Hawaii, Highway Revenue, 5.00%, 1/1/28	500	654,085

Hawaii, Highway Revenue, 5.00%, 1/1/30	250	334,267

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	300,158

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	1,000	1,136,910

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	107,478

Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/30	270	347,987

South Carolina Transportation Infrastructure Bank, 0.565%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	1,490	1,479,525

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	1,000	1,266,060

		$7,687,590

Water and Sewer — 4.7%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$65,691

Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	590,345

DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	399,501

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	606,610

North Penn Water Authority, PA, 0.32%, (SIFMA + 0.16%), 11/1/20(2)	920	919,199

North Penn Water Authority, PA, 0.42%, (SIFMA + 0.26%), 11/1/21(2)	500	497,935

North Penn Water Authority, PA, 0.62%, (SIFMA + 0.46%), 11/1/23(2)	400	396,124

		$3,475,405

Total Tax-Exempt Investments — 92.9% (identified cost $66,120,054)		$69,596,242

9	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	4,735,369	$4,734,896

Total Short-Term Investments (identified cost $4,735,311)		$4,734,896

Total Investments — 99.2% (identified cost $70,855,365)		$74,331,138

Other Assets, Less Liabilities — 0.8%		$605,910

Net Assets — 100.0%		$74,937,048

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.8%

Others, representing less than 10% individually	79.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 4.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

10	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.7%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$509,363

		$509,363

Education — 11.5%

Arizona State University, 4.00%, 7/1/40	$500	$608,245

Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	100	113,288

Colorado School of Mines, 4.00%, 12/1/34	300	344,415

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/34	375	422,434

University of Michigan, 4.00%, 4/1/38	310	384,552

University of Michigan, 4.00%, 4/1/40	250	308,342

		$2,181,276

Electric Utilities — 0.3%

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$55,835

		$55,835

General Obligations — 23.3%

Brookline, MA, 5.00%, 3/15/30	$250	$340,830

California, 4.00%, 9/1/32	225	267,926

Colonial School District, PA, 5.00%, 2/15/36	100	121,504

Connecticut, 4.00%, 6/1/31	250	309,562

Connecticut, 4.00%, 6/1/33	350	427,269

Del Valle Independent School District, TX, (PSF Guaranteed), 3.00%, 6/15/38	150	166,043

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/39	200	242,812

Illinois, 5.50%, 5/1/39	700	835,156

La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	166,869

Lakeland, FL, 5.00%, 10/1/29	100	120,001

Lakeland, FL, 5.00%, 10/1/31	100	119,645

Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	179,114

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	147,719

Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	184,467

Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	116,344

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	$400	$240,392

Wickliffe School District, OH, 4.00%, 12/1/33	250	303,322

Williamson County, TX, 4.00%, 2/15/30	100	114,713

		$4,403,688

Hospital — 16.0%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$250	$309,330

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34(1)	250	294,857

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/39(1)	500	579,595

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	500	578,510

Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	150	171,350

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,872

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	272,632

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	166,727

Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/38	150	174,108

Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	100	127,225

University of North Carolina Hospitals at Chapel Hill, 4.00%, 2/1/36	150	178,159

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	113,661

		$3,023,026

Housing — 2.3%

California Housing Finance Agency, 4.00%, 3/20/33	$248	$272,017

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	136	155,965

		$427,982

Insured – Education — 3.5%

Northern Arizona University, (BAM), 5.00%, 6/1/30	$100	$135,110

Northern Arizona University, (BAM), 5.00%, 6/1/31	100	133,734

Northern Arizona University, (BAM), 5.00%, 6/1/32	110	145,795

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	200	249,220

		$663,859

11	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.5%

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$63,004

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	56,803

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/15/31	135	158,004

Yonkers, NY, (BAM), 5.00%, 5/1/31	150	193,053

		$470,864

Insured – Transportation — 2.3%

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$123,679

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	122,610

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	183,229

		$429,518

Lease Revenue / Certificates of Participation — 2.3%

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$163,983

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	128,363

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	147,026

		$439,372

Other Revenue — 3.2%

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$122,194

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	301,420

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	60,501

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	120,843

		$604,958

Senior Living / Life Care — 7.8%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$274,347

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	398,174

Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	167,774

Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	245,307

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	110,004

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	$150	$167,868

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	102,641

		$1,466,115

Special Tax Revenue — 3.4%

Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$56,724

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	480	590,362

		$647,086

Transportation — 11.2%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.06%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$150	$150,459

Central Florida Expressway Authority, 4.00%, 7/1/35	150	169,197

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	297,077

Oklahoma Turnpike Authority, 4.00%, 1/1/38	100	115,830

Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	598,845

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	249,704

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	170,997

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	242,345

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	114,823

		$2,109,277

Water and Sewer — 4.0%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$60,097

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	500	620,920

Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	72,245

		$753,262

Total Tax-Exempt Investments — 96.3% (identified cost $16,969,284)		$18,185,481

12	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 7.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	1,461,995	$1,461,849

Total Short-Term Investments (identified cost $1,461,966)		$1,461,849

Total Investments — 104.1% (identified cost $18,431,250)		$19,647,330

Other Assets, Less Liabilities — (4.1)%		$(767,961)

Net Assets — 100.0%		$18,879,369

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.9%

Others, representing less than 10% individually	82.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 4.4% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

13	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Statements of Assets and Liabilities (Unaudited)

	July 31, 2020
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Unaffiliated investments, at value (identified cost, $66,120,054 and $16,969,284, respectively)	$69,596,242	$18,185,481

Affiliated investment, at value (identified cost, $4,735,311 and $1,461,966, respectively)	4,734,896	1,461,849

Interest receivable	496,021	134,986

Dividends receivable from affiliated investment	1,051	268

Receivable for investments sold	40,000	—

Receivable for Fund shares sold	151,435	5,701

Receivable from affiliates	20,409	8,295

Total assets	$75,040,054	$19,796,580

Liabilities

Payable for when-issued securities	$—	$873,223

Payable for Fund shares redeemed	25,038	8,981

Distributions payable	2,156	—

Payable to affiliates:

Investment adviser and administration fee	19,793	4,796

Distribution and service fees	8,164	1,090

Accrued expenses	47,855	29,121

Total liabilities	$103,006	$917,211

Net Assets	$74,937,048	$18,879,369

Sources of Net Assets

Paid-in capital	$71,960,704	$17,431,411

Distributable earnings	2,976,344	1,447,958

Net Assets	$74,937,048	$18,879,369

Class A Shares

Net Assets	$22,093,179	$3,234,417

Shares Outstanding	2,053,970	278,024

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.76	$11.63

Maximum Offering Price Per Share

(100 ÷ 97.75 and 95.25, respectively, of net asset value per share)	$11.01	$12.21

Class C Shares

Net Assets	$4,180,269	$496,904

Shares Outstanding	388,676	42,698

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.76	$11.64

Class I Shares

Net Assets	$48,663,600	$15,148,048

Shares Outstanding	4,519,653	1,301,804

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.77	$11.64

On sales of $50,000 ($100,000 for 1-to-10 Year Laddered Fund) or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2020
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Interest	$709,996	$202,192

Dividends from affiliated investment	15,828	5,535

Total investment income	$725,824	$207,727

Expenses

Investment adviser and administration fee	$113,088	$24,249

Distribution and service fees

Class A	25,942	2,777

Class C	19,829	2,406

Trustees’ fees and expenses	2,168	709

Custodian fee	14,430	9,736

Transfer and dividend disbursing agent fees	8,489	2,754

Legal and accounting services	23,158	17,489

Printing and postage	5,791	3,430

Registration fees	28,161	20,930

Miscellaneous	11,006	7,938

Total expenses	$252,062	$92,418

Deduct —

Allocation of expenses to affiliates	$64,870	$56,924

Total expense reductions	$64,870	$56,924

Net expenses	$187,192	$35,494

Net investment income	$538,632	$172,233

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(307,855)	$144,594

Investment transactions — affiliated investment	(903)	(37)

Net realized gain (loss)	$(308,758)	$144,557

Change in unrealized appreciation (depreciation) —

Investments	$1,249,782	$235,645

Investments — affiliated investment	(419)	(312)

Net change in unrealized appreciation (depreciation)	$1,249,363	$235,333

Net realized and unrealized gain	$940,605	$379,890

Net increase in net assets from operations	$1,479,237	$552,123

15	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Statements of Changes in Net Assets

	Six Months Ended July 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$538,632	$172,233

Net realized gain (loss)	(308,758)	144,557

Net change in unrealized appreciation (depreciation)	1,249,363	235,333

Net increase in net assets from operations	$1,479,237	$552,123

Distributions to shareholders —

Class A	$(144,843)	$(22,716)

Class C	(12,810)	(3,242)

Class I	(379,760)	(145,747)

Total distributions to shareholders	$(537,413)	$(171,705)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,305,985	$2,170,339

Class C	547,656	54,000

Class I	12,756,696	6,048,134

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	138,393	22,716

Class C	12,587	3,242

Class I	379,401	145,747

Cost of shares redeemed

Class A	(621,923)	(56,240)

Class C	(314,628)	(88,595)

Class I	(12,776,608)	(3,999,742)

Net asset value of shares converted

Class A	7,047	—

Class C	(7,047)	—

Net increase in net assets from Fund share transactions	$2,427,559	$4,299,601

Net increase in net assets	$3,369,383	$4,680,019

Net Assets

At beginning of period	$71,567,665	$14,199,350

At end of period	$74,937,048	$18,879,369

16	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2020
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$1,055,098	$298,597

Net realized gain	491,840	182,957

Net change in unrealized appreciation (depreciation)	1,540,103	702,264

Net increase in net assets from operations	$3,087,041	$1,183,818

Distributions to shareholders —

Class A	$(297,816)	$(17,654)

Class C	(34,964)	(7,227)

Class I	(721,928)	(293,087)

Total distributions to shareholders	$(1,054,708)	$(317,968)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,473,331	$724,382

Class C	582,821	239,474

Class I	26,755,526	4,283,687

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	291,056	17,654

Class C	34,906	7,227

Class I	721,524	292,938

Cost of shares redeemed

Class A	(1,458,743)	(114,491)

Class C	(823,550)	(86,605)

Class I	(12,906,499)	(1,074,101)

Net increase in net assets from Fund share transactions	$15,670,372	$4,290,165

Net increase in net assets	$17,702,705	$5,156,015

Net Assets

At beginning of year	$53,864,960	$9,043,335

At end of year	$71,567,665	$14,199,350

17	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights

	1-to-10 Year Laddered Fund — Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$10.600		$10.240	$10.170	$10.120	$10.340	$10.000

Income (Loss) From Operations

Net investment income	$0.073		$0.172	$0.157	$0.129	$0.120	$0.070

Net realized and unrealized gain (loss)	0.160		0.360	0.070	0.050	(0.220)	0.340

Total income (loss) from operations	$0.233		$0.532	$0.227	$0.179	$(0.100)	$0.410

Less Distributions

From net investment income	$(0.073)		$(0.172)	$(0.157)	$(0.129)	$(0.120)	$(0.070)

Total distributions	$(0.073)		$(0.172)	$(0.157)	$(0.129)	$(0.120)	$(0.070)

Net asset value — End of period	$10.760		$10.600	$10.240	$10.170	$10.120	$10.340

Total Return(2)(3)	2.22	%(4)	5.23%	2.26%	1.76%	(0.99)%	4.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,093		$19,901	$17,978	$16,877	$5,031	$1,838

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65%	0.65%	0.65	%(5)

Net investment income	1.40	%(5)	1.64%	1.56%	1.25%	1.14%	0.89	%(5)

Portfolio Turnover	45	%(4)	41%	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.18%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

18	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$10.590		$10.240	$10.170	$10.120	$10.340	$10.000

Income (Loss) From Operations

Net investment income	$0.034		$0.093	$0.081	$0.052	$0.041	$0.015

Net realized and unrealized gain (loss)	0.170		0.350	0.070	0.050	(0.220)	0.340

Total income (loss) from operations	$0.204		$0.443	$0.151	$0.102	$(0.179)	$0.355

Less Distributions

From net investment income	$(0.034)		$(0.093)	$(0.081)	$(0.052)	$(0.041)	$(0.015)

Total distributions	$(0.034)		$(0.093)	$(0.081)	$(0.052)	$(0.041)	$(0.015)

Net asset value — End of period	$10.760		$10.590	$10.240	$10.170	$10.120	$10.340

Total Return(2)(3)	1.93	%(4)	4.35%	1.50%	1.00%	(1.73)%	3.55	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,180		$3,875	$3,951	$3,638	$2,665	$27

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.40	%(5)

Net investment income	0.65	%(5)	0.90%	0.80%	0.50%	0.34%	0.19	%(5)

Portfolio Turnover	45	%(4)	41%	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.18%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

19	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$10.610		$10.250	$10.180	$10.130	$10.350	$10.000

Income (Loss) From Operations

Net investment income	$0.086		$0.198	$0.182	$0.156	$0.146	$0.090

Net realized and unrealized gain (loss)	0.160		0.360	0.070	0.050	(0.220)	0.350

Total income (loss) from operations	$0.246		$0.558	$0.252	$0.206	$(0.074)	$0.440

Less Distributions

From net investment income	$(0.086)		$(0.198)	$(0.182)	$(0.156)	$(0.146)	$(0.090)

Total distributions	$(0.086)		$(0.198)	$(0.182)	$(0.156)	$(0.146)	$(0.090)

Net asset value — End of period	$10.770		$10.610	$10.250	$10.180	$10.130	$10.350

Total Return(2)(3)	2.34	%(4)	5.49%	2.51%	2.03%	(0.74)%	4.42	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,664		$47,792	$31,936	$42,106	$39,070	$27,456

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.40	%(5)

Net investment income	1.66	%(5)	1.88%	1.79%	1.51%	1.40%	1.14	%(5)

Portfolio Turnover	45	%(4)	41%	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.18%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

20	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$11.410		$10.560	$10.530	$10.260	$10.610	$10.000

Income (Loss) From Operations

Net investment income	$0.117		$0.275	$0.272	$0.255	$0.255	$0.192

Net realized and unrealized gain (loss)	0.220		0.870	0.068	0.270	(0.336)	0.610

Total income (loss) from operations	$0.337		$1.145	$0.340	$0.525	$(0.081)	$0.802

Less Distributions

From net investment income	$(0.117)		$(0.277)	$(0.271)	$(0.255)	$(0.254)	$(0.192)

From net realized gain	—		(0.018)	(0.039)	—	(0.015)	—

Total distributions	$(0.117)		$(0.295)	$(0.310)	$(0.255)	$(0.269)	$(0.192)

Net asset value — End of period	$11.630		$11.410	$10.560	$10.530	$10.260	$10.610

Total Return(2)(3)	2.99	%(4)	10.97%	3.30%	5.14%	(0.82)%	8.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,234		$970	$297	$336	$574	$345

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65%	0.65%	0.65	%(5)

Net investment income	2.03	%(5)	2.45%	2.59%	2.44%	2.35%	2.28	%(5)

Portfolio Turnover	25	%(4)	33%	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.75%, 0.94%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

21	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$11.410		$10.570	$10.540	$10.270	$10.620	$10.000

Income (Loss) From Operations

Net investment income	$0.075		$0.193	$0.194	$0.176	$0.174	$0.134

Net realized and unrealized gain (loss)	0.230		0.859	0.068	0.270	(0.335)	0.619

Total income (loss) from operations	$0.305		$1.052	$0.262	$0.446	$(0.161)	$0.753

Less Distributions

From net investment income	$(0.075)		$(0.194)	$(0.193)	$(0.176)	$(0.174)	$(0.133)

From net realized gain	—		(0.018)	(0.039)	—	(0.015)	—

Total distributions	$(0.075)		$(0.212)	$(0.232)	$(0.176)	$(0.189)	$(0.133)

Net asset value — End of period	$11.640		$11.410	$10.570	$10.540	$10.270	$10.620

Total Return(2)(3)	2.70	%(4)	10.04%	2.53%	4.35%	(1.56)%	7.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$497		$521	$331	$380	$385	$192

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.40	%(5)

Net investment income	1.36	%(5)	1.73%	1.85%	1.66%	1.59%	1.59	%(5)

Portfolio Turnover	25	%(4)	33%	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.75%, 0.94%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

22	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$11.410		$10.560	$10.530	$10.270	$10.610	$10.000

Income (Loss) From Operations

Net investment income	$0.131		$0.304	$0.298	$0.281	$0.281	$0.217

Net realized and unrealized gain (loss)	0.230		0.869	0.069	0.261	(0.325)	0.607

Total income (loss) from operations	$0.361		$1.173	$0.367	$0.542	$(0.044)	$0.824

Less Distributions

From net investment income	$(0.131)		$(0.305)	$(0.298)	$(0.282)	$(0.281)	$(0.214)

From net realized gain	—		(0.018)	(0.039)	—	(0.015)	—

Total distributions	$(0.131)		$(0.323)	$(0.337)	$(0.282)	$(0.296)	$(0.214)

Net asset value — End of period	$11.640		$11.410	$10.560	$10.530	$10.270	$10.610

Total Return(2)(3)	3.20	%(4)	11.25%	3.56%	5.30%	(0.47)%	8.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,148		$12,708	$8,415	$8,358	$6,465	$5,540

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.40	%(5)

Net investment income	2.35	%(5)	2.73%	2.85%	2.65%	2.61%	2.81	%(5)

Portfolio Turnover	25	%(4)	33%	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.75%, 0.94%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

23	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund) (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

24

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the 1-to-10 Year Laddered Fund, for federal income tax purposes, had deferred capital losses of $211,613 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $145,082 are short-term and $66,531 are long-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$70,834,377	$18,423,174

Gross unrealized appreciation	$3,573,876	$1,235,972

Gross unrealized depreciation	(77,115)	(11,816)

Net unrealized appreciation	$3,496,761	$1,224,156

25

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32%

On average daily net assets of $1 billion or more, the rates are reduced. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2020, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$113,088	$24,249

Effective Annual Rate	0.32%	0.32%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Funds to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds. EVM and Parametric have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2021. Pursuant to these agreements, EVM and Parametric were allocated $64,870 and $56,924 in total of operating expenses of 1-to-10 Year Laddered Fund and 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2020 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$987	$538

EVD’s Class A Sales Charges	$143	$1,020

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

26

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$25,942	$2,777

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended July 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$14,872	$1,805

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$4,957	$601

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Funds were informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2020 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$30,212,488	$8,422,082

Sales	$31,129,766	$3,618,383

27

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	220,355	52,673	1,207,933

Issued to shareholders electing to receive payments of distributions in Fund shares	13,146	1,197	35,993

Redemptions	(58,524)	(30,221)	(1,230,618)

Converted from Class C shares	715	—	—

Converted to Class A shares	—	(715)	—

Net increase	175,692	22,934	13,308

	Year Ended January 31, 2020
	Class A	Class C	Class I

Sales	235,649	55,648	2,559,462

Issued to shareholders electing to receive payments of distributions in Fund shares	27,850	3,343	68,931

Redemptions	(140,091)	(78,945)	(1,236,423)

Net increase (decrease)	123,408	(19,954)	1,391,970

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	196,050	4,748	536,613

Issued to shareholders electing to receive payments of distributions in Fund shares	2,009	287	12,887

Redemptions	(5,032)	(7,990)	(361,287)

Net increase (decrease)	193,027	(2,955)	188,213

	Year Ended January 31, 2020
	Class A	Class C	Class I

Sales	65,465	21,459	388,382

Issued to shareholders electing to receive payments of distributions in Fund shares	1,584	652	26,400

Redemptions	(10,205)	(7,776)	(98,129)

Net increase	56,844	14,335	316,653

At July 31, 2020, EVM owned 35.7% of the value of the outstanding shares of 10-to-20 Year Laddered Fund.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate.

28

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

9  Investments in Affiliated Funds

At July 31, 2020, the value of investments in affiliated funds was $4,734,896 for 1-to-10 Year Laddered Fund, representing 6.3% of its net assets and $1,461,849 for 10-to-20 Year Laddered Fund, representing 7.8% of its net assets. Transactions in affiliated funds by the Funds for the six months ended July 31, 2020 were as follows:

1-to-10 Year Laddered Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,591,685	$33,986,789	$(30,842,256)	$(903)	$(419)	$4,734,896	$15,828	4,735,369

10-to-20 Year Laddered Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,277,103	$9,503,014	$(10,317,919)	$(37)	$(312)	$1,461,849	$5,535	1,461,995

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$69,596,242	$—	$69,596,242

Short-Term Investments	—	4,734,896	—	4,734,896

Total Investments	$—	$74,331,138	$—	$74,331,138

29

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$18,185,481	$—	$18,185,481

Short-Term Investments	—	1,461,849	—	1,461,849

Total Investments	$—	$19,647,330	$—	$19,647,330

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

30

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

31

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund) and Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund) (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

32

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to each Fund for the one- and three- year periods ended September 30, 2019. In this regard, the Board noted that the performance of each Fund was higher than the median performance of such Fund’s peer group for the three-year period. The Board also noted that the performance of each Fund was lower than such Fund’s benchmark index for the three-year period. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

33

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

34

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

35

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.20

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	2.21%	5.00%	4.01%	5.65%
Class A with 4.75% Maximum Sales Charge	—	—	–2.62	0.02	3.01	5.13
Class C at NAV	02/01/2010	02/01/2010	1.83	4.22	3.23	4.86
Class C with 1% Maximum Sales Charge	—	—	0.83	3.22	3.23	4.86
Class I at NAV	02/01/2010	02/01/2010	2.34	5.27	4.27	5.90
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	2.32%	5.70%	4.37%	4.48%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	2.14	6.37	5.04	5.18

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.67%	1.42%	0.42%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.61%	0.87%	1.86%
SEC 30-day Yield – Subsidized				0.59	–0.11	0.86
SEC 30-day Yield – Unsubsidized				0.58	–0.13	0.85

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

The Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.10	$3.27	**	0.65%
Class C	$1,000.00	$1,018.30	$7.03	**	1.40%
Class I	$1,000.00	$1,023.40	$2.01	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $734,288,267)	$787,227,287

Receivable for Fund shares sold	1,677,653

Receivable from affiliates	5,194

Total assets	$788,910,134

Liabilities

Payable for Fund shares redeemed	$616,479

Distributions payable	258,856

Payable to affiliates:

Distribution and service fees	50,047

Accrued expenses	85,637

Total liabilities	$1,011,019

Net Assets	$787,899,115

Sources of Net Assets

Paid-in capital	$747,916,580

Distributable earnings	39,982,535

Total	$787,899,115

Class A Shares

Net Assets	$82,389,377

Shares Outstanding	6,303,948

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.07

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.72

Class C Shares

Net Assets	$38,698,274

Shares Outstanding	2,962,165

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.06

Class I Shares

Net Assets	$666,811,464

Shares Outstanding	51,058,159

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest allocated from Portfolio	$8,643,412

Expenses allocated from Portfolio	(1,251,138)

Total investment income from Portfolio	$7,392,274

Expenses

Distribution and service fees

Class A	$101,496

Class C	193,777

Trustees’ fees and expenses	250

Custodian fee	22,854

Transfer and dividend disbursing agent fees	128,114

Legal and accounting services	15,418

Printing and postage	17,946

Registration fees	33,777

Miscellaneous	10,952

Total expenses	$524,584

Deduct —

Allocation of expenses to affiliates	$50,898

Total expense reductions	$50,898

Net expenses	$473,686

Net investment income	$6,918,588

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(748,000)

Net realized loss	$(748,000)

Change in unrealized appreciation (depreciation) —

Investments	$10,294,725

Net change in unrealized appreciation (depreciation)	$10,294,725

Net realized and unrealized gain	$9,546,725

Net increase in net assets from operations	$16,465,313

6	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$6,918,588	$13,352,375

Net realized gain (loss)	(748,000)	3,629,939

Net change in unrealized appreciation (depreciation)	10,294,725	31,441,339

Net increase in net assets from operations	$16,465,313	$48,423,653

Distributions to shareholders —

Class A	$(719,133)	$(1,602,941)

Class C	(197,932)	(489,123)

Class I	(5,996,667)	(11,259,743)

Total distributions to shareholders	$(6,913,732)	$(13,351,807)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,852,745	$13,723,494

Class C	3,270,079	4,060,270

Class I	153,607,626	202,214,275

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	606,652	1,402,518

Class C	144,962	364,233

Class I	4,684,039	8,940,271

Cost of shares redeemed

Class A	(10,009,859)	(21,640,930)

Class C	(6,455,957)	(10,115,553)

Class I	(95,746,936)	(115,874,192)

Net asset value of shares converted

Class A	347,905	254,761

Class C	(347,905)	(254,761)

Net increase in net assets from Fund share transactions	$54,953,351	$83,074,386

Other capital —

Portfolio transaction fee contributed to Portfolio	$(190,000)	$(202,118)

Portfolio transaction fee allocated from Portfolio	188,373	200,083

Net decrease in net assets from other capital	$(1,627)	$(2,035)

Net increase in net assets	$64,503,305	$118,144,197

Net Assets

At beginning of period	$723,395,810	$605,251,613

At end of period	$787,899,115	$723,395,810

7	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Financial Highlights

	Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$12.900		$12.220	$12.110	$11.900	$12.220		$12.080

Income (Loss) From Operations

Net investment income	$0.112		$0.237	$0.225	$0.210	$0.175		$0.240

Net realized and unrealized gain (loss)	0.170		0.680	0.110	0.210	(0.320)		0.140

Total income (loss) from operations	$0.282		$0.917	$0.335	$0.420	$(0.145)		$0.380

Less Distributions

From net investment income	$(0.112)		$(0.237)	$(0.225)	$(0.210)	$(0.175)		$(0.240)

Total distributions	$(0.112)		$(0.237)	$(0.225)	$(0.210)	$(0.175)		$(0.240)

Net asset value — End of period	$13.070		$12.900	$12.220	$12.110	$11.900		$12.220

Total Return(1)(2)	2.21	%(3)	7.56%	2.80%	3.53%	(1.21)%		3.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,389		$85,608	$87,287	$104,397	$144,984		$51,806

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.65	%(5)	0.65%	0.65%	0.65%	0.65%		0.67	%(6)

Net investment income	1.77	%(5)	1.88%	1.87%	1.72%	1.41%		1.93%

Portfolio Turnover of the Portfolio(7)	32	%(3)	28%	78%	35%	30	%(3)	—

Portfolio Turnover of the Fund	—		—	—	—	6	%(3)(8)	41%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.05%, 0.07% and 0.18% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$12.890		$12.220	$12.100	$11.890	$12.210		$12.070

Income (Loss) From Operations

Net investment income	$0.065		$0.142	$0.134	$0.118	$0.082		$0.152

Net realized and unrealized gain (loss)	0.170		0.670	0.120	0.210	(0.320)		0.138

Total income (loss) from operations	$0.235		$0.812	$0.254	$0.328	$(0.238)		$0.290

Less Distributions

From net investment income	$(0.065)		$(0.142)	$(0.134)	$(0.118)	$(0.082)		$(0.150)

Total distributions	$(0.065)		$(0.142)	$(0.134)	$(0.118)	$(0.082)		$(0.150)

Net asset value — End of period	$13.060		$12.890	$12.220	$12.100	$11.890		$12.210

Total Return(1)(2)	1.83	%(3)	6.68%	2.12%	2.75%	(1.96)%		2.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,698		$41,689	$45,309	$55,476	$53,321		$18,594

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	1.40	%(5)	1.40%	1.40%	1.40%	1.40%		1.42	%(6)

Net investment income	1.02	%(5)	1.13%	1.11%	0.96%	0.66%		1.17%

Portfolio Turnover of the Portfolio(7)	32	%(3)	28%	78%	35%	30	%(3)	—

Portfolio Turnover of the Fund	—		—	—	—	6	%(3)(8)	41%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.05%, 0.07% and 0.18% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$12.890		$12.210	$12.100	$11.890	$12.210		$12.070

Income (Loss) From Operations

Net investment income	$0.128		$0.268	$0.255	$0.240	$0.206		$0.270

Net realized and unrealized gain (loss)	0.170		0.680	0.110	0.210	(0.320)		0.140

Total income (loss) from operations	$0.298		$0.948	$0.365	$0.450	$(0.114)		$0.410

Less Distributions

From net investment income	$(0.128)		$(0.268)	$(0.255)	$(0.240)	$(0.206)		$(0.270)

Total distributions	$(0.128)		$(0.268)	$(0.255)	$(0.240)	$(0.206)		$(0.270)

Net asset value — End of period	$13.060		$12.890	$12.210	$12.100	$11.890		$12.210

Total Return(1)(2)	2.34	%(3)	7.83%	3.06%	3.79%	(0.97)%		3.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$666,811		$596,099	$472,656	$510,220	$284,003		$94,748

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.40	%(5)	0.40%	0.40%	0.40%	0.40%		0.42	%(6)

Net investment income	2.02	%(5)	2.12%	2.11%	1.94%	1.66%		2.21%

Portfolio Turnover of the Portfolio(7)	32	%(3)	28%	78%	35%	30	%(3)	—

Portfolio Turnover of the Fund	—		—	—	—	6	%(3)(8)	41%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.04%, 0.05%, 0.07% and 0.18% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.0% at July 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $12,357,506 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $10,861,551 are short-term and $1,495,955 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2020, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2021. Pursuant to this agreement, EVM and Parametric were allocated $50,898 in total of the Fund’s operating expenses for the six months ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $4,095 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,660 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 amounted to $101,496 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2020, the Fund paid or accrued to EVD $145,333 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to $48,444 for Class C shares.

12

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Fund was informed that EVD received approximately $10,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended July 31, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $87,687,825 and $39,205,011, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	380,632	1,086,749

Issued to shareholders electing to receive payments of distributions in Fund shares	47,471	111,314

Redemptions	(788,330)	(1,722,523)

Converted from Class C shares	26,962	20,066

Net decrease	(333,265)	(504,394)

Class C	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	257,767	324,004

Issued to shareholders electing to receive payments of distributions in Fund shares	11,349	28,948

Redemptions	(513,408)	(808,021)

Converted to Class A shares	(26,965)	(20,073)

Net decrease	(271,257)	(475,142)

Class I	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	12,066,188	16,101,873

Issued to shareholders electing to receive payments of distributions in Fund shares	366,617	709,234

Redemptions	(7,623,549)	(9,259,871)

Net increase	4,809,256	7,551,236

13

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$556,860

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,325	1,612,856

		$2,169,716

Education — 2.9%

Arizona State University, 5.00%, 7/1/35	$1,500	$2,023,845

Arizona State University, 5.00%, 7/1/36	1,000	1,343,290

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	240,688

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	700,679

Colorado School of Mines, 4.00%, 12/1/34	890	1,021,764

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,041,924

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,218,180

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/33	500	564,895

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/35	200	224,260

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/31	275	343,764

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/32	350	434,242

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	630,003

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.16%, 2/15/26(1)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,130,310

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	1,000	1,411,770

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	214,734

Saginaw Valley State University, MI, 5.00%, 7/1/26	750	933,997

Saginaw Valley State University, MI, 5.00%, 7/1/27	500	620,050

Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,237,500

University of North Carolina at Greensboro, 5.00%, 4/1/33	1,010	1,149,531

Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,371,401

Western Michigan University, 5.00%, 11/15/24	300	351,753

		$23,208,580

Electric Utilities — 3.5%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,207,190

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	439,683

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	$1,000	$1,204,610

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	304,852

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	919,882

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	925,786

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/35	500	598,945

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/36	650	775,736

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	610,470

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	598,835

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,956

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	311,852

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34(2)	10,035	12,694,977

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	297,962

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	297,218

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	296,598

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	356,394

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	474,284

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,325,453

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,771,080

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,179,360

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	352,998

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	294,278

		$27,594,399

General Obligations — 29.5%

Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$856,534

Addison, TX, 5.00%, 2/15/26	270	302,489

Anchorage, AK, 5.00%, 9/1/24	250	296,698

Anchorage, AK, 5.00%, 9/1/25	100	122,730

Anchorage, AK, 5.00%, 9/1/27	780	951,155

Belding Area Schools, MI, 5.00%, 5/1/28	250	311,850

Belding Area Schools, MI, 5.00%, 5/1/30	250	310,733

Birmingham, AL, 5.00%, 12/1/25	1,050	1,295,395

Birmingham, AL, 5.00%, 12/1/27	2,460	3,198,418

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,500	1,830,015

Brookline, MA, 5.00%, 3/15/30	2,695	3,674,147

Brookline, MA, 5.00%, 3/15/31	4,075	5,524,926

Burlington, VT, 5.00%, 11/1/27	305	395,393

Burlington, VT, 5.00%, 11/1/29	235	320,324

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Burlington, VT, 5.00%, 11/1/30	$300	$406,554

Burlington, VT, Series 2016A, 5.00%, 11/1/25	300	369,195

Burlington, VT, Series 2016A, 5.00%, 11/1/26	150	189,453

Burlington, VT, Series 2019A, 5.00%, 11/1/25	150	184,598

Burlington, VT, Series 2019A, 5.00%, 11/1/26	210	265,234

California, 4.00%, 9/1/26	320	390,496

California, 4.00%, 8/1/36	5,000	5,831,900

California, 5.00%, 8/1/24	1,390	1,659,451

California, 5.00%, 8/1/26	2,010	2,473,928

California, 5.00%, 8/1/32	1,590	1,986,037

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,106,250

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	767,220

Clark County, NV, 4.00%, 11/1/34	2,375	2,671,685

Collin County, TX, 5.00%, 2/15/25	1,605	1,944,570

Colonial School District, PA, 5.00%, 2/15/32	100	122,226

Colonial School District, PA, 5.00%, 2/15/33	200	244,006

Connecticut, 4.00%, 6/1/30	1,000	1,246,100

Connecticut, 4.00%, 6/1/31	1,500	1,857,375

Connecticut, 4.00%, 6/1/32	1,000	1,228,950

Connecticut, 4.00%, 6/1/33	600	732,462

Connecticut, 4.00%, 6/1/35	850	1,029,758

Connecticut, 4.00%, 6/1/36	1,000	1,206,060

Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/32	650	828,035

Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	125,840

Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	802,015

Dallas, TX, 5.00%, 2/15/29	2,775	3,193,720

Dallas, TX, 5.00%, 2/15/31	3,615	4,016,916

Delaware, 5.00%, 1/1/27	2,020	2,607,093

Delaware, 5.00%, 2/1/29	1,000	1,326,240

Denton County, TX, 4.00%, 7/15/31	1,500	1,834,530

District of Columbia, 5.00%, 6/1/33	6,690	7,784,350

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	418,401

Dublin City School District, OH, 5.00%, 12/1/29	500	676,775

Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,143,053

Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,414,289

Flower Mound, TX, 5.00%, 3/1/27	510	637,306

Franklin County, OH, 4.25%, 12/1/35	1,100	1,194,655

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	459,624

Georgia, 5.00%, 2/1/32	1,000	1,269,840

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	618,040

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Harlandale Independent School District, TX, 5.00%, 8/1/29	$845	$1,070,835

Hawaii, 5.00%, 1/1/30	4,000	5,367,480

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,256,800

Homewood, AL, 5.00%, 9/1/28	2,000	2,516,760

Homewood, AL, 5.00%, 9/1/29	2,000	2,508,620

Honolulu City and County, HI, 3.00%, 9/1/31	1,510	1,692,000

Illinois, 5.00%, 9/1/27	12,035	13,906,442

Illinois, 5.00%, 3/1/28	2,000	2,077,160

Illinois, 5.00%, 4/1/29	1,190	1,289,222

Illinois, 5.00%, 3/1/34	6,000	6,192,240

Illinois, 5.00%, 3/1/35	1,000	1,031,330

Illinois, 5.50%, 5/1/30	5,500	6,827,040

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,148,860

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	3,068,937

Lakeland, FL, 5.00%, 10/1/25	635	765,251

Lakeland, FL, 5.00%, 10/1/28	1,500	1,802,310

Lakeland, FL, 5.00%, 10/1/30	1,000	1,197,460

Lane Community College, OR, 4.00%, 6/15/36(2)	4,900	6,080,067

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	423,924

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,878,000

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,988,184

Maine, 5.00%, 6/1/30	3,000	4,198,320

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	238,766

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	360,402

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,224,640

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	633,282

Morris Township, NJ, 3.00%, 11/1/27	440	501,345

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	164,927

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	234,987

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	409,210

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	871,493

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,061,628

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	862,265

New Hampshire, 4.00%, 12/1/33	2,285	2,762,177

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon, 2.25%, 12/1/24	$1,000	$1,077,120

Oregon, 2.35%, 6/1/25	165	179,208

Oregon, 2.40%, 12/1/25	1,050	1,146,505

Oregon, 2.50%, 6/1/26	1,070	1,179,868

Pasadena, TX, 4.00%, 2/15/28	500	576,950

Pasadena, TX, 4.00%, 2/15/29	150	172,868

Pasadena, TX, 4.00%, 2/15/30	500	574,530

Pasadena, TX, 4.00%, 2/15/31	650	743,762

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	998,032

Pennsylvania, 4.00%, 6/1/30	5,000	5,308,000

Pennsylvania, 4.00%, 6/15/31	235	262,417

Philadelphia, PA, 5.00%, 2/1/24	1,050	1,208,749

Philadelphia, PA, 5.00%, 2/1/26	1,150	1,409,670

Philadelphia, PA, 5.00%, 2/1/31	2,250	2,958,525

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,211,520

Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	2,225	2,475,379

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,358,740

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	556,373

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	601,837

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	646,981

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	675,750

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	700,488

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	728,444

Romeo Community Schools, MI, 5.00%, 5/1/30	700	866,936

Romulus, MI, 4.00%, 11/1/31	250	287,208

Romulus, MI, 4.00%, 11/1/32	200	227,584

Romulus, MI, 4.00%, 11/1/33	250	283,175

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,960,579

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	520,884

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	347,751

Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,431,980

South Texas College District, Prerefunded to 8/15/23, 5.00%, 8/15/30	1,295	1,471,314

Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,331,506

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Southfield Public Schools, MI, 5.00%, 5/1/27	$1,000	$1,282,730

St. Mary’s County, MD, 5.00%, 5/1/28	1,255	1,673,517

St. Mary’s County, MD, 5.00%, 5/1/30	1,245	1,746,212

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,169,047

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,270,890

Stamford, CT, 4.00%, 8/1/27	650	764,835

Sun Valley, ID, 5.00%, 9/15/25	755	935,475

Sun Valley, ID, 5.00%, 9/15/26	695	887,550

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	649,307

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	564,341

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	594,747

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	615,786

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	631,748

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	658,897

Utah, 5.00%, 7/1/26	6,000	7,667,400

Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	748,248

Washington, 5.00%, 8/1/28	1,485	1,876,283

Washington, 5.00%, 8/1/29	1,400	1,765,106

Washington, 5.00%, 8/1/35	6,910	8,027,347

Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	258,542

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,351,439

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	415,699

Williamson County, TX, 5.00%, 2/15/28	300	349,500

York County, PA, 5.00%, 6/1/27	1,225	1,469,436

		$234,122,116

Hospital — 13.9%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,750	$2,165,310

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	3,000	3,670,920

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,398

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,408

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	$750	$937,087

Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	40,662

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	406,821

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34(2)	100	117,943

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,515,440

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/35	3,000	3,757,620

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,959,450

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	182,639

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,878,490

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,819,320

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,157,020

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	1,815	1,979,675

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,353,560

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	609,720

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,158,040

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,153,630

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.56%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(3)	12,715	12,457,394

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,164,610

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	297,130

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	295,752

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	293,338

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,414,740

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,803,345

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,392,700

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.73%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(3)	$4,865	$4,819,220

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,152,610

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	665,049

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	633,759

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	604,640

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	292,763

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/34	1,000	1,309,100

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/35	700	910,721

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/36	1,000	1,295,360

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,522,007

Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	584,415

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	573,859

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,189,040

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	544,055

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	556,800

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,489,517

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	859,281

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	476,132

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	620,775

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	618,435

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,204,610

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	861,014

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	859,089

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	633,802

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	$700	$847,595

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	116,384

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,175,050

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	2,930	3,159,185

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,890,710

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,210,350

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	284,703

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	168,072

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	350,700

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	594,480

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	729,844

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,998,743

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,392,710

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	403,514

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	365,559

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	248,872

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	605,345

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	480,808

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	300	359,091

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,944,416

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	488,804

		$110,471,150

Housing — 2.7%

California Housing Finance Agency, 4.00%, 3/20/33	$4,709	$5,168,328

Connecticut Housing Finance Authority, 3.60%, 11/15/30	145	157,229

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,106,060

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	$900	$915,489

Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/34	295	356,478

Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/35	440	529,439

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/33	525	636,032

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/34	240	290,016

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/35	285	342,932

New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	940,235

New York City Housing Development Corp., NY, 2.80%, 5/1/29	655	708,297

New York City Housing Development Corp., NY, 2.85%, 11/1/29	300	324,639

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	202,145

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	240,851

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	244,901

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	152,922

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	120,015

New York Mortgage Agency, 2.30%, 10/1/30	1,000	1,069,490

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,121,560

Seattle Housing Authority, WA, 2.625%, 12/1/23	110	117,214

Seattle Housing Authority, WA, 2.75%, 12/1/24	480	521,040

Seattle Housing Authority, WA, 2.875%, 12/1/25	900	995,103

Seattle Housing Authority, WA, 3.00%, 12/1/26	920	1,032,829

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	277,155

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,745	2,001,166

Virginia Housing Development Authority, 2.55%, 5/1/27	630	674,226

Virginia Housing Development Authority, 3.80%, 12/1/35	785	893,126

Washington Housing Finance Commission, 2.25%, 6/1/25	105	111,988

Washington Housing Finance Commission, 2.30%, 12/1/25	130	139,502

Washington Housing Finance Commission, 2.40%, 6/1/26	105	113,295

		$21,503,702

Insured – Education — 0.6%

Northern Arizona University, (BAM), 5.00%, 6/1/31	$1,100	$1,471,074

Northern Arizona University, (BAM), 5.00%, 6/1/32	500	662,705

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,329,929

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,246,100

		$4,709,808

Insured – Escrowed / Prerefunded — 0.0%(4)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$121,849

		$121,849

Insured – General Obligations — 1.0%

Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,191,325

Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,583,049

Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	641,635

New Britain, CT, (BAM), 5.00%, 3/1/25	135	161,776

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	6,067

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	537,008

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	382,187

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	820,948

Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	1,000	1,287,020

Yonkers, NY, (BAM), Series 2019B, 5.00%, 5/1/31	1,200	1,565,976

		$8,176,991

Insured – Lease Revenue / Certificates of Participation — 0.8%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,613,830

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,503,131

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	304,463

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	121,203

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	477,936

Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	238,370

Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	482,480

Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	370,166

Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	442,838

Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	752,293

Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	382,816

		$6,689,526

Insured – Other Revenue — 0.6%

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/33	$1,250	$1,591,912

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/34	1,250	1,585,675

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/35	$1,000	$1,262,850

		$4,440,437

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$514,282

		$514,282

Insured – Transportation — 1.6%

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	$500	$598,365

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	380,858

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	444,893

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,253,320

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,556,175

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	2,040,703

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	3,003,945

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	3,035,502

		$12,313,761

Insured – Water and Sewer — 0.0%(4)

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$303,907

		$303,907

Lease Revenue / Certificates of Participation — 5.8%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,159,160

Aspen Fire Protection District, CO, 4.00%, 12/1/29	150	188,702

Aspen Fire Protection District, CO, 4.00%, 12/1/30	235	292,685

Aspen Fire Protection District, CO, 4.00%, 12/1/31	250	308,105

Aspen Fire Protection District, CO, 4.00%, 12/1/32	205	249,881

Broward County School Board, FL, 5.00%, 7/1/25	500	600,970

Broward County School Board, FL, 5.00%, 7/1/27	500	614,220

Broward County School Board, FL, 5.00%, 7/1/29	500	610,045

Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,456,037

California Public Works Board, 5.00%, 11/1/29	1,000	1,265,140

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	628,200

Colorado Department of Transportation, 5.00%, 6/15/30	350	432,845

Colorado Department of Transportation, 5.00%, 6/15/31	310	381,781

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	598,680

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,846,720

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,823,080

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	246,624

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	151,872

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	638,468

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	680,187

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	716,927

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	741,415

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	769,208

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	536,715

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,839,313

Medina City School District, OH, 5.00%, 12/1/24	300	356,871

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,728,712

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,448,560

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	1,007,854

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,224,720

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,260,060

Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,335,738

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,824,040

Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,572,337

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	484,711

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	600,245

Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,049,027

Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,169,117

South Dakota Building Authority, 5.00%, 6/1/26	500	628,745

South Dakota Building Authority, 5.00%, 6/1/27	635	747,840

South Dakota Building Authority, 5.00%, 6/1/28	210	254,440

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	$200	$241,052

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,405,027

		$46,116,076

Other Revenue — 10.4%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,080,805

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	809,743

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	948,324

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	886,373

District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,261,570

District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,261,570

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	1,004,248

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	776,813

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	617,839

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	191,709

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,560,150

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,703,200

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,518,990

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,887,950

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/32	2,355	3,130,431

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	3,195,495

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	626,570

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	343,277

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,841,100

Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,189,800

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,521,422

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/27	$200	$242,564

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/28	250	308,340

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	325	406,198

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/31	250	310,620

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/32	550	678,766

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/33	300	368,463

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/34	300	367,320

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/35	700	853,496

Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	1,735	1,935,618

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	3,000	3,319,980

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,364,612

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,029,080

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,735,450

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	3,038,350

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,213,210

		$82,529,446

Senior Living / Life Care — 2.5%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,500,625

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	174,302

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,636,762

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/30	1,655	1,904,458

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	250	285,712

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	398,174

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/33	600	677,922

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/34	685	770,433

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/35	$615	$689,735

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	935,891

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	53,760

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	972,071

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,017

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	624,749

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,134,360

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	261,263

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	284,580

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	236,968

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,013,680

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	637,962

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	664,824

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	220,860

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	275,010

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	161,337

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	108,361

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,189,881

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	53,943

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	134,229

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	239,645

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	230	248,425

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	725,591

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	267,518

		$19,597,048

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	$500	$618,700

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	302,820

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,277,519

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,110,429

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,170,343

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,100,913

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	900,000

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,298,328

Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	542,958

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/36	2,000	2,456,460

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,389,563

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	2,500	2,580,075

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,166,246

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,000	6,117,650

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/35	3,120	3,868,207

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/36	1,000	1,234,190

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,802

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	164,524

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,259,120

		$29,676,847

Transportation — 12.6%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,517,999

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,982,466

Central Florida Expressway Authority, 4.00%, 7/1/35	3,350	3,778,733

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,211,780

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	174,791

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	$150	$174,440

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	579,600

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,155,480

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	143,395

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,624,394

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,797,827

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,234,510

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,228,660

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,136,918

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,406,200

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,554,576

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,570,781

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,778,787

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,563,617

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	599,170

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,194,840

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	892,770

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,070,561

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	780,409

Illinois Toll Highway Authority, 5.00%, 1/1/29	175	211,958

Illinois Toll Highway Authority, 5.00%, 12/1/32	350	416,594

Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	289,110

Kentucky Turnpike Authority, 5.00%, 7/1/33	500	548,070

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,860	6,396,635

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,690,635

Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	431,646

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	2,768,376

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	184,737

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,746,970

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/29	550	655,094

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/30	400	474,684

Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,705	2,057,492

Port Authority of New York and New Jersey, 5.00%, 9/1/34	3,595	4,674,039

Port of Seattle, WA, 5.00%, 3/1/25	150	175,100

Port of Seattle, WA, 5.00%, 3/1/27	250	289,652

Port of Seattle, WA, 5.00%, 3/1/29	250	288,353

Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	285,278

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/31	$370	$473,715

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,731,187

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	382,833

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	836,464

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	756,396

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	450	565,902

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	601,890

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	284,995

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	18,231,264

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,724,810

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,264,903

Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,050,783

Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	821,303

		$100,463,572

Water and Sewer — 3.8%

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/36(2)	$170	$216,558

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	361,545

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	138,346

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	120,194

Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/28	1,250	1,673,962

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,819,830

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	691,955

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,171,060

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,221,944

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	754,704

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	625,290

Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	693,780

Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	771,572

Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,235,910

Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	636,190

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	9,014,824

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	$500	$602,465

Winston-Salem, NC, Water and Sewer System Revenue, 5.00%, 6/1/26	5,000	6,346,650

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	627,811

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	682,693

		$30,407,283

Total Tax-Exempt Investments — 96.3% (identified cost $711,489,019)		$765,130,496

Other Assets, Less Liabilities — 3.7%		$29,766,142

Net Assets — 100.0%		$794,896,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 2.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(4)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value (identified cost, $711,489,019)	$765,130,496

Cash	41,416,654

Interest receivable	7,667,626

Receivable from affiliates	20,162

Total assets	$814,234,938

Liabilities

Payable for when-issued securities	$19,024,757

Payable to affiliate:

Investment adviser fee	210,028

Accrued expenses	103,515

Total liabilities	$19,338,300

Net Assets applicable to investors’ interest in Portfolio	$794,896,638

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest	$8,733,158

Total investment income	$8,733,158

Expenses

Investment adviser fee	$1,155,755

Trustees’ fees and expenses	20,632

Custodian fee	98,842

Legal and accounting services	29,443

Miscellaneous	11,529

Total expenses	$1,316,201

Deduct —

Allocation of expenses to affiliates	$52,085

Total expense reductions	$52,085

Net expenses	$1,264,116

Net investment income	$7,469,042

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(756,913)

Net realized loss	$(756,913)

Change in unrealized appreciation (depreciation) —

Investments	$10,403,434

Net change in unrealized appreciation (depreciation)	$10,403,434

Net realized and unrealized gain	$9,646,521

Net increase in net assets from operations	$17,115,563

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$7,469,042	$14,483,904

Net realized gain (loss)	(756,913)	3,670,755

Net change in unrealized appreciation (depreciation)	10,403,434	31,795,434

Net increase in net assets from operations	$17,115,563	$49,950,093

Capital transactions —

Contributions	$87,682,523	$100,910,579

Withdrawals	(39,464,316)	(34,118,862)

Portfolio transaction fee	190,329	202,332

Net increase in net assets from capital transactions	$48,408,536	$66,994,049

Net increase in net assets	$65,524,099	$116,944,142

Net Assets

At beginning of period	$729,372,539	$612,428,397

At end of period	$794,896,638	$729,372,539

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Financial Highlights

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35%	0.35	%(3)

Net investment income	2.07	%(3)	2.17%	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	32	%(4)	28%	78%	35%	30	%(4)

Total Return(2)	2.36	%(4)	7.88%	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$794,897		$729,373	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2020, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.0% and 1.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2020, the Portfolio’s investment adviser fee amounted to $1,155,755 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $52,085 in total of the Portfolio’s operating expenses for the six months ended July 31, 2020.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $274,414,244 and $225,704,049, respectively, for the six months ended July 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$711,482,937

Gross unrealized appreciation	$54,134,672

Gross unrealized depreciation	(487,113)

Net unrealized appreciation	$53,647,559

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$765,130,496	$—	$765,130,496

Total Investments	$—	$765,130,496	$—	$765,130,496

7   Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

30

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•	Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

31

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund) (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, with respect to the Fund, as well as the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory agreement and sub-advisory agreement for the Portfolio (collectively, the “investment advisory agreements”).

32

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the applicable Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

33

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

34

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

35

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020